UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-23476

DoubleLine Yield Opportunities Fund
(Exact name of Registrant as specified in charter)

2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Address of principal executive offices) (Zip code)

Ronald R. Redell
President and Chief Executive Officer
c/o DoubleLine Capital LP
2002 North Tampa Street, Suite 200
Tampa, FL 33602
(Name and address of agent for service)

(813)
791-7333
Registrant’s telephone number, including area code
Date of fiscal year end: September
30
Date of reporting period: March
 31, 2024

Item 1. Reports to Stockholders.
(a) [Insert full text of semi-annual report here]

Semi-Annual Report March 31, 2024

DoubleLine Yield Opportunities Fund
NYSE: DLY

DoubleLine

||
 2002 North Tampa Street, Suite 200
||
 Tampa, FL 33602
||
 (813) 791 7333
fundinfo@doubleline.com
||
www.doubleline.com

Semi-Annual Report	|	March 31, 2024	3

Chairman’s Letter	(Unaudited) March 31, 2024

Dear Shareholder,
On behalf of the team at DoubleLine, I am pleased to deliver the Semi-Annual Report for the DoubleLine Yield Opportunities Fund (NYSE: DLY, the “Fund”) for the
six-month
period ended March 31, 2024. On the following pages, you will find specific information regarding the Fund’s operations and holdings.
If you have any questions regarding the Fund, please don’t hesitate to call us at 1 (877) DLINE 11 / 1 (877)
354-6311
or visit our website www.doubleline.com, where our investment management team offers deeper insights and analysis on relevant capital market activity impacting investors today. We value the trust that you have placed with us, and we will continue to strive to offer thoughtful investment solutions to our shareholders.
Sincerely,

Ronald R. Redell, CFA
Chairman of the Board of Trustees
DoubleLine Yield Opportunities Fund
May 1, 2024

4	DoubleLine Yield Opportunities Fund

Schedule of Investments DoubleLine Yield Opportunities Fund	(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
ASSET BACKED OBLIGATIONS 3.0%

	Affirm, Inc.
1,300,000	Series 2023-B-D	8.78%	(a)	09/15/2028	1,334,843

	Air Canada
6,000,000	Series 2020-1	10.50%	(a)	07/15/2026	6,570,000

	Blue Stream Communications LLC
2,500,000	Series 2023-1A-C	8.90%	(a)	05/20/2053	2,329,882

	Castlelake Aircraft Securitization Trust
1,452,150	Series 2021-1A-C	7.00%	(a)(b)	01/15/2046	1,234,309

	Compass Datacenters LLC
750,000	Series 2024-1A-B	7.00%	(a)	02/25/2049	750,797

	JetBlue Airways Corp.
1,220,741	Series 2019-1	8.00%		11/15/2027	1,239,052

	JOL Air Ltd.
3,898,836	Series 2019-1-B	4.95%	(a)	04/15/2044	3,356,581

	Kestrel Aircraft Funding USA LLC
999,696	Series 2018-1A-A	4.25%	(a)	12/15/2038	934,568

	MACH 1 Cayman Ltd.
868,376	Series 2019-1-B	4.34%	(a)(b)	10/15/2039	644,777

	Marlette Funding Trust
8,192	Series 2021-1A-R	0.00%	(a)(b)(c)	06/16/2031	135,432

	Pagaya AI Debt Selection Trust
2,425,852	Series 2021-3-CERT	0.00%	(a)(b)(c)	05/15/2029	2,193
2,303,922	Series 2021-5-CERT	0.00%	(a)(b)(c)	08/15/2029	108,582
145,094	Series 2022-1-A	2.03%	(a)	10/15/2029	143,689
615,340	Series 2022-2-AB	5.59%	(a)(d)	01/15/2030	613,638

	SOFI Alternative Trust
55,000	Series 2021-2-R1	0.00%	(a)(b)(c)	08/15/2030	461,412

	SoFi Professional Loan Program LLC
20,000	Series 2018-C-R1	0.00%	(a)(b)(c)	01/25/2048	155,855

	Start Ltd./Bermuda
358,905	Series 2019-1-C	6.41%	(a)(b)	03/15/2044	323,428

	Start/Bermuda
2,879,610	Series 2018-1-A	4.09%	(a)	05/15/2043	2,657,787

	Upstart Securitization Trust
4,000	Series 2021-2-CERT	0.00%	(b)(c)	06/20/2031	200,576
3,300	Series 2021-5-CERT	0.00%	(a)(b)(c)	11/20/2031	132,427

	Total Asset Backed Obligations (Cost $22,664,833)				23,329,828

BANK LOANS 12.8%

	AAdvantage Loyalty IP Ltd.
1,028,500	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.33%		04/20/2028	1,069,856

	Access CIG LLC
1,971,147	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.00%, 0.50% Floor)	10.33%		08/18/2028	1,975,770

	ADMI Corp.
910,425	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.75%)	11.08%		12/23/2027	912,419

	AI Aqua Merger Sub, Inc.
820,823	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.07%		07/31/2028	823,220

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Altice France SA/France
550,000	Senior Secured First Lien Term Loan (CME Term SOFR 1 Month + 5.50%)	10.81%	08/31/2028	440,173

	American Tire Distributors, Inc.
1,422,567	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 6.51%, 0.75% Floor)	11.83%	10/23/2028	1,241,190

	Applied Systems, Inc.
670,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.25%)	10.56%	02/23/2032	694,917

	Artera Services LLC
1,975,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.50%)	9.81%	02/10/2031	1,984,875

	Ascend Learning LLC
1,245,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.85%, 0.50% Floor)	11.18%	12/10/2029	1,232,942

	ASP LS Acquisition Corp.
511,069	Senior Secured First Lien Term Loan (6 Month US Secured Overnight Financing Rate + 4.76%, 0.75% Floor)	10.07%	05/07/2028	477,466

	Astra Acquisition Corp.
548,669	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.36%, 0.50% Floor)	10.86%	10/25/2028	232,499
3,249,219	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.99%, 0.75% Floor)	14.48%	10/25/2029	1,005,227

	Asurion LLC
305,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%)	10.69%	02/03/2028	276,597
1,425,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%)	10.69%	01/20/2029	1,281,723

	Atlas Purchaser, Inc.
2,137,070	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.51%, 0.75% Floor)	10.84%	05/18/2028	1,281,804

	Aveanna Healthcare LLC
2,800,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 7.15%, 0.50% Floor)	12.49%	12/10/2029	2,415,001

	Bausch + Lomb Corp.
960,175	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%)	9.33%	09/29/2028	961,380

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	5

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Bausch + Lomb Corp. (Cont.)
409,786	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.35%, 0.50% Floor)	8.68%		05/10/2027	405,996

	BCPE Empire Holdings, Inc.
195,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.33%		12/25/2028	195,439

	Boxer Parent Co., Inc.
2,608,463	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.25%)	9.58%		12/29/2028	2,628,300

	Brand Industrial Services, Inc.
987,519	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.50%, 0.50% Floor)	10.81%		08/01/2030	992,985

	BYJU’s Alpha, Inc.
612,256	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(f)	11/24/2026	132,143
94,529	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(f)	11/24/2026	20,402
19,808	Senior Secured First Lien Term Loan (Prime Rate + 7.00%, 0.75% Floor)	15.50%	(f)	11/24/2026	4,275

	Carnival Corp.
218,350	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.00%, 0.75% Floor)	8.32%		08/09/2027	218,942

	Cengage Learning, Inc.
760,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.25%, 1.00% Floor)	9.58%		03/24/2031	760,118

	Central Parent, Inc.
415,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.00%)	9.31%		07/06/2029	416,706

	Century DE Buyer LLC
70,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.00%)	9.32%		10/30/2030	70,341

	ClubCorp Holdings, Inc.
67,125	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.26%)	10.61%		09/18/2026	67,341
1,864,109	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.26%)	10.61%		09/18/2026	1,870,111

	Constant Contact, Inc.
4,500,000	Senior Secured Second Lien Term Loan (6 Month US Secured Overnight Financing Rate + 7.76%)	13.41%		02/12/2029	4,159,687

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	CoreLogic, Inc.
247,462	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.94%	06/02/2028	242,571

	Crosby US Acquisition Corp.
503,738	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.32%	08/16/2029	507,148

	Cross Financial Corp.
1,167,075	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.50%, 0.75% Floor)	8.83%	09/15/2027	1,168,534

	Dcert Buyer, Inc.
940,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 7.00%)	12.33%	02/16/2029	853,708
468,779	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%)	9.33%	10/16/2026	467,171

	Deerfield Dakota Holding LLC
869,952	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 3.75%, 1.00% Floor)	9.06%	04/09/2027	866,751

	Delta Topco, Inc.
3,800,000	Senior Secured Second Lien Term Loan (6 Month US Secured Overnight Financing Rate + 7.25%, 0.75% Floor)	12.62%	12/01/2028	3,817,821

	Dexko Global, Inc.
788,025	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.25%)	9.56%	10/04/2028	786,055

	DG Investment Intermediate Holdings 2, Inc.
915,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.86%, 0.75% Floor)	12.19%	03/31/2029	858,956

	Directv Financing LLC
1,601,086	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.25%, 0.75% Floor)	10.69%	08/02/2029	1,602,456

	Dynasty Acquisition Co., Inc.
316,816	Senior Secured Term Loan (CME Term SOFR 1 Month + 3.50%)	8.83%	08/24/2028	317,639

	Edelman Financial Engines Center LLC/The
3,360,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.86%)	12.19%	07/20/2026	3,382,058

	EG America LLC
967,569	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.93%, 0.50% Floor)	11.67%	02/07/2028	965,150

6	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Eisner Advisory Group LLC
1,065,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.00%, 0.50% Floor)	9.33%	02/28/2031	1,070,661

	Element Materials Technology Group US Holdings, Inc.
71,724	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.66%	06/25/2029	71,873
155,401	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.66%	06/25/2029	155,725

	Ellucian Holdings, Inc.
416,409	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.60%, 0.50% Floor)	8.93%	10/29/2029	418,700

	Fertitta Entertainment LLC/NV
1,940,089	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.75%, 0.50% Floor)	9.08%	01/29/2029	1,946,967

	FinThrive Software Intermediate Holdings, Inc.
785,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.86%, 0.50% Floor)	12.19%	12/17/2029	499,825

	Flynn America LP
552,094	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.61%, 0.50% Floor)	9.94%	07/29/2028	542,432
552,094	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.61%, 0.50% Floor)	9.94%	07/29/2028	542,432

	Gainwell Acquisition Corp.
3,145,572	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.41%	10/01/2027	3,014,638

	Garda World Security Corp.
1,120,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.35%)	9.58%	02/01/2029	1,123,506

	GIP II Blue Holding LP
162,647	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.61%, 1.00% Floor)	9.94%	09/29/2028	163,384

	Groupe Solmax, Inc.
274,666	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.86%, 0.75% Floor)	10.19%	07/23/2028	270,697
190,740	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.36%	07/23/2028	187,984

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Groupe Solmax, Inc. (Cont.)
191,218	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.86%, 0.75% Floor)	10.19%		07/23/2028	188,455
350,962	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.36%		07/23/2028	345,890

	Helios Software Holdings, Inc.
1,074,607	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 3.75%)	9.07%		07/15/2030	1,067,224

	Hexion Holdings Corp.
1,508,803	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.50%, 0.50% Floor)	9.98%		03/15/2029	1,487,793

	INEOS US Finance LLC
2,099,138	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.60%)	8.93%		02/19/2030	2,101,760

	INEOS US Petrochem LLC
1,015,000	Senior Secured Term Loan (CME Term SOFR 1 Month + 4.25%)	9.68%		03/29/2029	1,014,371

	Jo-Ann Stores
69,547	Senior Secured Term Loan	14.83%	(g)	05/17/2024	69,955

	Jo-Ann Stores LLC
243,750	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.01%, 0.75% Floor)	10.34%	(f)	06/30/2028	6,475

	Kenan Advantage Group, Inc.
1,060,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.75%)	9.08%		01/25/2029	1,062,321

	Lasership, Inc.
345,000	Senior Secured Second Lien Term Loan (6 Month US Secured Overnight Financing Rate + 7.93%, 0.75% Floor)	13.07%		05/07/2029	285,660

	LBM Acquisition LLC
920,526	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.85%, 0.75% Floor)	9.18%		12/20/2027	919,956

	Lereta LLC
373,954	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.69%		08/07/2028	286,509

	LifePoint Health, Inc.
1,311,713	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.50%)	11.09%		11/16/2028	1,316,749

	LSF9 Atlantis Holdings LLC
545,750	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.50%)	11.83%		03/29/2029	550,528

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	7

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Mileage Plus Holdings LLC
260,000	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.40%, 1.00% Floor)	10.73%	06/21/2027	268,065

	Minotaur Acquisition, Inc.
3,828,715	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.85%)	10.18%	03/30/2026	3,837,330

	Mitchell International, Inc.
1,185,000	Senior Secured Second Lien Term Loan (1 Month US Secured Overnight Financing Rate + 6.61%, 0.50% Floor)	11.94%	10/15/2029	1,185,741

	NEP Group, Inc.
3,793	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.36%) 1.50% PIK	8.69%	08/19/2026	3,626
997,411	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.36%) 1.50% PIK	8.69%	08/19/2026	953,465

	NGL Energy Operating LLC
305,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.50%)	9.83%	02/03/2031	306,144

	Nouryon USA LLC
1,107,839	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%)	9.42%	04/03/2028	1,112,686
287,569	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%)	9.42%	04/03/2028	288,827

	Olympus Water US Holding Corp.
1,288,533	Senior Secured First Lien Term Loan (CME Term SOFR 1 Month + 4.25%)	9.57%	11/09/2028	1,294,177

	OMNIA Partners LLC
887,775	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 3.75%)	9.07%	07/25/2030	892,906

	Ontario Gaming GTA LP
1,162,088	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.56%	08/01/2030	1,167,485

	Par Petroleum LLC
1,004,850	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.35%, 0.50% Floor)	9.69%	02/28/2030	1,007,673

	PECF USS Intermediate Holding III Corp.
798,871	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.51%, 0.50% Floor)	9.82%	12/15/2028	612,139

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	Polaris Newco LLC
681,496	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.11%, 0.50% Floor)	9.57%	06/05/2028	675,693

	Potters Borrower LP
252,200	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.10%, 0.75% Floor)	9.41%	12/14/2027	253,303

	Pretium PKG Holdings, Inc.
960,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 7.01%, 0.50% Floor)	12.33%	10/01/2029	600,303

	Restaurant Technologies, Inc.
161,064	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.60%	04/02/2029	159,907
1,707,031	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.60%	04/02/2029	1,694,766
161,064	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.57%	04/02/2029	159,907

	Riverbed Technology, Inc.
2,426	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 2.50%, 1.00% Floor) 2.00% PIK	9.81%	07/03/2028	1,589
482,196	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 2.50%, 1.00% Floor) 2.00% PIK	9.81%	07/03/2028	315,838

	Skillsoft Finance II, Inc.
464,753	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.36%, 0.75% Floor)	10.69%	07/14/2028	418,473

	Southern Veterinary Partners LLC
515,178	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.11%, 1.00% Floor)	9.44%	10/05/2027	516,337

	SRS Distribution, Inc.
218,321	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.61%, 0.50% Floor)	8.94%	06/05/2028	220,077

	Standard Aero Ltd.
122,156	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.50%)	8.82%	08/24/2028	122,473

8	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE	M ATURITY	V ALUE $

	StubHub Holdco Sub LLC
2,730,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.75%)	10.08%	03/12/2030	2,737,385

	Team Health Holdings, Inc.
808,068	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.25%, 1.00% Floor)	10.56%	03/02/2027	719,180

	Titan Acquisition Ltd./Canada
2,965,000	Senior Secured Term Loan (CME Term SOFR 1 Month + 5.00%)	10.33%	02/01/2029	2,976,430

	Travelport Finance Luxembourg SARL
1,199,646	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.26%, 1.00% Floor)	13.61%	09/29/2028	1,123,325
341,305	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 8.26%, 1.00% Floor)	13.61%	09/29/2028	319,591

	Trident TPI Holdings, Inc.
557,179	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.25%, 0.50% Floor)	10.60%	09/18/2028	560,165

	UKG, Inc.
199,828	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 5.35%, 0.50% Floor)	10.68%	05/03/2027	201,951

	Vantage Specialty Chemicals, Inc.
217,250	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.75%, 0.50% Floor)	10.07%	10/26/2026	215,213

	Viad Corp.
1,734,497	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 5.11%, 0.50% Floor)	10.44%	07/31/2028	1,741,548

	Vibrantz Technologies, Inc.
875,556	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 4.40%, 0.50% Floor)	9.72%	04/23/2029	867,978

	VT Topco, Inc.
897,750	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 4.25%, 0.50% Floor)	9.58%	08/12/2030	901,278

	Wand NewCo 3, Inc.
850,000	Senior Secured First Lien Term Loan (1 Month US Secured Overnight Financing Rate + 3.75%)	9.08%	01/30/2031	853,387

	WaterBridge Midstream Operating LLC
134,862	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 6.01%, 1.00% Floor)	11.34%	06/21/2026	135,178

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	WaterBridge Midstream Operating LLC (Cont.)
803,905	Senior Secured First Lien Term Loan (3 Month US Secured Overnight Financing Rate + 6.01%, 1.00% Floor)	11.34%		06/21/2026	805,790

	WWEX Uni Topco Holdings LLC
165,000	Senior Secured Second Lien Term Loan (3 Month US Secured Overnight Financing Rate + 7.26%, 0.75% Floor)	12.61%		07/26/2029	148,784

	Total Bank Loans (Cost $104,211,271)				99,174,446

COLLATERALIZED LOAN OBLIGATIONS 18.5%

	Aimco CDO
800,000	Series 2019-10A-ER (CME Term SOFR 3 Month + 6.21%, 5.95% Floor)	11.53%	(a)	07/22/2032	786,957
2,000,000	Series 2021-15A-E (CME Term SOFR 3 Month + 6.21%, 5.95% Floor)	11.53%	(a)	10/17/2034	1,995,673

	Apidos CLO
1,450,000	Series 2018-18A-E (CME Term SOFR 3 Month + 5.96%, 5.70% Floor)	11.28%	(a)	10/22/2030	1,410,727

	Babson CLO Ltd./Cayman Islands
1,500,000	Series 2019-2A-CR (CME Term SOFR 3 Month + 3.66%, 3.40% Floor)	8.98%	(a)	04/15/2036	1,499,696
2,000,000	Series 2020-1A-ER (CME Term SOFR 3 Month + 6.91%, 6.65% Floor)	12.23%	(a)	10/15/2036	1,976,351

	Bain Capital Credit CLO
3,000,000	Series 2017-2A-ER2 (CME Term SOFR 3 Month + 7.12%, 6.86% Floor)	12.45%	(a)	07/25/2034	2,906,441
8,000,000	Series 2019-3A-ER (CME Term SOFR 3 Month + 7.36%, 7.36% Floor)	12.68%	(a)	10/21/2034	7,671,020
1,250,000	Series 2022-3A-E (CME Term SOFR 3 Month + 7.35%, 7.35% Floor)	12.67%	(a)	07/17/2035	1,219,267

	Blackstone, Inc.
3,800,000	Series 2017-1A-D (CME Term SOFR 3 Month + 6.26%, 6.00% Floor)	11.58%	(a)	04/20/2029	3,800,234

	Buttermilk Park CLO
750,000	Series 2018-1A-E (CME Term SOFR 3 Month + 6.01%, 5.75% Floor)	11.33%	(a)	10/15/2031	746,276

	Canyon Capital CLO Ltd.
1,000,000	Series 2021-1A-E (CME Term SOFR 3 Month + 6.67%, 6.41% Floor)	11.99%	(a)	04/15/2034	986,194

	Canyon CLO
1,850,000	Series 2020-2A-ER (CME Term SOFR 3 Month + 6.79%, 6.53% Floor)	12.11%	(a)	10/15/2034	1,851,477
2,000,000	Series 2021-3A-E (CME Term SOFR 3 Month + 6.46%, 6.20% Floor)	11.78%	(a)	07/15/2034	1,953,590

	Carlyle Global Market Strategies
1,875,000	Series 2020-2A-DR (CME Term SOFR 3 Month + 6.96%, 6.70% Floor)	12.29%	(a)	01/25/2035	1,861,329

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	9

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Carlyle Global Market Strategies (Cont.)
1,000,000	Series 2021-1A-D (CME Term SOFR 3 Month + 6.26%, 6.00% Floor)	11.58%	(a)	04/15/2034	997,645

	CIFC Funding Ltd.
2,000,000	Series 2013-1A-DR (CME Term SOFR 3 Month + 6.91%)	12.23%	(a)	07/16/2030	2,000,842
3,350,000	Series 2013-3RA-D (CME Term SOFR 3 Month + 6.16%, 5.90% Floor)	11.48%	(a)	04/24/2031	3,339,336
1,750,000	Series 2017-5A-D (CME Term SOFR 3 Month + 6.36%)	11.68%	(a)	11/16/2030	1,751,778
4,650,000	Series 2019-3A-DR (CME Term SOFR 3 Month + 7.06%, 6.80% Floor)	12.38%	(a)	10/16/2034	4,679,971
2,000,000	Series 2020-1A-ER (CME Term SOFR 3 Month + 6.51%, 6.51% Floor)	11.83%	(a)	07/15/2036	2,019,468
1,500,000	Series 2020-4A-E (CME Term SOFR 3 Month + 7.11%, 7.11% Floor)	12.43%	(a)	01/15/2034	1,507,929
500,000	Series 2021-4A-E (CME Term SOFR 3 Month + 6.26%, 6.00% Floor)	11.58%	(a)	07/15/2033	500,915

	Dryden Senior Loan Fund
2,000,000	Series 2017-54A-E (CME Term SOFR 3 Month + 6.46%)	11.77%	(a)	10/19/2029	1,941,121
1,000,000	Series 2020-77A-ER (CME Term SOFR 3 Month + 6.13%, 6.13% Floor)	11.45%	(a)	05/20/2034	939,451
2,500,000	Series 2021-87A-E (CME Term SOFR 3 Month + 6.41%, 6.15% Floor)	11.73%	(a)	05/20/2034	2,458,286

	Highbridge Loan Management Ltd.
2,000,000	Series 13A-18-E (CME Term SOFR 3 Month + 5.76%, 5.50% Floor)	11.08%	(a)	10/15/2030	1,980,113
1,550,000	Series 2013-2A-CR (CME Term SOFR 3 Month + 3.16%, 2.90% Floor)	8.48%	(a)	10/20/2029	1,546,607
1,000,000	Series 6A-2015-DR (CME Term SOFR 3 Month + 5.36%)	10.63%	(a)	02/05/2031	979,674

	ING Investment Management CLO Ltd.
2,000,000	Series 2013-3A-DR (CME Term SOFR 3 Month + 6.16%, 5.90% Floor)	11.46%	(a)	10/18/2031	1,985,983

	Katayma CLO Ltd.
1,000,000	Series 2024-2A-E (CME Term SOFR 3 Month + 7.50%, 7.50% Floor)	12.62%	(a)	04/20/2037	1,000,500

	Madison Park Funding Ltd.
2,500,000	Series 2020-45A-ER (CME Term SOFR 3 Month + 6.61%, 6.35% Floor)	11.93%	(a)	07/15/2034	2,527,170
2,000,000	Series 2021-38A-E (CME Term SOFR 3 Month + 6.26%, 6.26% Floor)	11.58%	(a)	07/17/2034	2,007,901

	Magnetite CLO Ltd.
500,000	Series 2020-26A-ER (CME Term SOFR 3 Month + 6.21%, 5.95% Floor)	11.54%	(a)	07/25/2034	501,462
1,000,000	Series 2020-28A-ER (CME Term SOFR 3 Month + 6.41%, 6.15% Floor)	11.73%	(a)	01/20/2035	1,003,469

	Marble Point CLO
2,500,000	Series 2018-1A-D (CME Term SOFR 3 Month + 3.26%)	8.58%	(a)	07/16/2031	2,300,851

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Milos Clo
4,000,000	Series 2017-1A-ER (CME Term SOFR 3 Month + 6.41%, 6.15% Floor)	11.73%	(a)	10/20/2030	4,021,799

	Neuberger Berman CLO Ltd.
2,500,000	Series 2017-16SA-ER (CME Term SOFR 3 Month + 6.51%, 6.25% Floor)	11.83%	(a)	04/15/2034	2,478,376
7,000,000	Series 2019-34A-ER (CME Term SOFR 3 Month + 6.50%, 6.50% Floor)	11.82%	(a)	01/20/2035	6,940,869
500,000	Series 2020-38A-DR (CME Term SOFR 3 Month + 3.26%, 3.00% Floor)	8.58%	(a)	10/20/2035	500,473
3,000,000	Series 2020-38A-ER (CME Term SOFR 3 Month + 6.51%, 6.25% Floor)	11.83%	(a)	10/20/2035	3,008,265

	Octagon Investment Partners Ltd.
750,000	Series 2019-1A-E (CME Term SOFR 3 Month + 6.86%, 6.60% Floor)	12.19%	(a)	10/25/2032	750,003
1,500,000	Series 2019-1A-ER (CME Term SOFR 3 Month + 7.26%, 7.00% Floor)	12.58%	(a)	01/20/2035	1,445,144
5,000,000	Series 2019-1A-INC	0.00%	(a)(b)(c)(d)	10/25/2032	2,182,096
500,000	Series 2019-4A-E (CME Term SOFR 3 Month + 7.06%, 6.80% Floor)	12.36%	(a)	05/12/2031	482,718
1,000,000	Series 2020-2A-ER (CME Term SOFR 3 Month + 6.86%, 6.60% Floor)	12.18%	(a)	07/15/2036	893,407
4,000,000	Series 2021-1A-E (CME Term SOFR 3 Month + 6.76%, 6.50% Floor)	12.08%	(a)	04/15/2034	3,953,388

	Octagon Loan Funding
1,000,000	Series 2014-1A-ERR (CME Term SOFR 3 Month + 6.26%, 6.00% Floor)	11.58%	(a)	11/18/2031	951,283

	OHA Credit Funding
3,000,000	Series 2019-3A-ER (CME Term SOFR 3 Month + 6.51%, 6.25% Floor)	11.83%	(a)	07/02/2035	3,049,119

	Point Au Roche Park CLO
500,000	Series 2021-1A-E (CME Term SOFR 3 Month + 6.36%, 6.10% Floor)	11.68%	(a)	07/20/2034	493,671

	Reese Park Ltd.
1,000,000	Series 2020-1A-ER (CME Term SOFR 3 Month + 6.76%, 6.76% Floor)	12.08%	(a)	10/15/2034	1,003,051

	RR Ltd./Cayman Islands
5,000,000	Series 2017-2A-DR (CME Term SOFR 3 Month + 6.06%, 5.80% Floor)	11.38%	(a)	04/15/2036	4,908,688
1,000,000	Series 2019-6A-DR (CME Term SOFR 3 Month + 6.11%, 5.85% Floor)	11.43%	(a)	04/15/2036	982,163

	Sound Point CLO Ltd.
3,000,000	Series 2020-1A-ER (CME Term SOFR 3 Month + 7.12%, 7.12% Floor)	12.44%	(a)	07/20/2034	2,790,548
4,000,000	Series 2020-2A-ER (CME Term SOFR 3 Month + 6.82%, 6.56% Floor)	12.15%	(a)	10/25/2034	3,611,664
7,000,000	Series 2021-2A-E (CME Term SOFR 3 Month + 6.62%, 6.36% Floor)	11.95%	(a)	07/25/2034	6,306,868
2,000,000	Series 2021-3A-E (CME Term SOFR 3 Month + 6.87%, 6.61% Floor)	12.20%	(a)	10/25/2034	1,799,454
7,000,000	Series 2021-4A-E (CME Term SOFR 3 Month + 6.96%, 6.96% Floor)	12.29%	(a)	10/25/2034	6,144,206

10	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Thompson Park CLO Ltd.
2,000,000	Series 2021-1A-E (CME Term SOFR 3 Month + 6.57%, 6.57% Floor)	11.89%	(a)	04/15/2034	2,020,222

	Trimaran CAVU LLC
3,000,000	Series 2019-1A-D (CME Term SOFR 3 Month + 4.41%, 4.15% Floor)	9.73%	(a)	07/20/2032	2,963,314

	Voya CLO Ltd.
1,350,000	Series 2017-2A-D (CME Term SOFR 3 Month + 6.28%)	11.60%	(a)	06/07/2030	1,324,898
2,700,000	Series 2018-1A-D (CME Term SOFR 3 Month + 5.46%)	10.77%	(a)	04/19/2031	2,572,674
2,000,000	Series 2018-4A-E (CME Term SOFR 3 Month + 6.56%, 6.30% Floor)	11.88%	(a)	01/15/2032	1,974,902

	Webster Park CLO
1,000,000	Series 2015-1A-DR (CME Term SOFR 3 Month + 5.76%, 5.50% Floor)	11.08%	(a)	07/20/2030	999,644

	Wind River CLO Ltd.
2,500,000	Series 2017-3A-ER (CME Term SOFR 3 Month + 7.31%, 7.05% Floor)	12.63%	(a)	04/15/2035	2,381,600
1,000,000	Series 2018-1A-E (CME Term SOFR 3 Month + 5.76%)	11.08%	(a)	07/15/2030	958,274
1,000,000	Series 2018-2A-E (CME Term SOFR 3 Month + 6.01%)	11.33%	(a)	07/15/2030	949,641

	Total Collateralized Loan Obligations (Cost $145,189,550)				143,478,126

FOREIGN CORPORATE BONDS 14.8%
1,600,000	ABM Investama Tbk PT	9.50%	(a)	08/05/2026	1,577,302
1,260,610	Acu Petroleo Luxembourg SARL	7.50%		01/13/2032	1,227,887
688,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	587,012
3,900,000	Adani Ports & Special Economic Zone Ltd.	5.00%		08/02/2041	3,121,548
314,000	Adani Transmission Step-One Ltd.	4.25%		05/21/2036	266,579
700,000	AES Andes SA (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	693,571
463,000	AES Andes SA (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	451,992
1,000,000	AI Candelaria Spain SA	5.75%	(a)	06/15/2033	812,359
4,344,000	AI Candelaria Spain SA	5.75%		06/15/2033	3,528,887
470,827	Alpha Holding SAB de CV	10.00%	(b)(f)	12/19/2024	7,062
2,356,827	Alpha Holding SAB de CV	9.00%	(b)(f)	02/10/2025	35,352
942,731	Alpha Holding SAB de CV	9.00%	(a)(b)(f)	02/10/2025	14,141
4,000,000	Altice France Holding SA	6.00%	(a)	02/15/2028	1,142,643
1,700,000	ARD Finance SA 7.25% PIK	6.50%	(a)	06/30/2027	570,670

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
3,150,000	Aris Mining Corp.	6.88%		08/09/2026	2,842,340
700,000	Braskem Idesa SAPI	7.45%		11/15/2029	573,056
3,200,000	Braskem Idesa SAPI	6.99%	(a)	02/20/2032	2,486,114
200,000	Braskem Netherlands Finance BV	8.50%		01/12/2031	207,524
800,000	Braskem Netherlands Finance BV	7.25%		02/13/2033	770,040
2,400,000	Braskem Netherlands Finance BV	5.88%		01/31/2050	1,853,155
4,500,000	BRF SA	5.75%		09/21/2050	3,582,525
2,750,000	Camposol SA	6.00%		02/03/2027	2,122,591
4,300,000	Canacol Energy Ltd.	5.75%		11/24/2028	1,906,488
2,450,000	CAP SA	3.90%		04/27/2031	1,926,103
1,500,000	Cemex SAB de CV (5 Year CMT Rate + 4.53%)	5.13%	(h)	06/08/2026	1,450,624
600,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	579,229
2,000,000	Connect Finco SARL / Connect US Finco LLC	6.75%	(a)	10/01/2026	1,961,910
3,200,000	Coruripe Netherlands BV	10.00%		02/10/2027	2,903,044
200,000	Cosan Overseas Ltd.	8.25%	(h)	05/05/2024	204,875
4,600,000	Credito Real SAB de CV SOFOM ER	9.50%	(f)	02/07/2026	637,100
800,000	CSN Resources SA	4.63%		06/10/2031	656,705
725,000	eG Global Finance PLC	12.00%	(a)	11/30/2028	771,235
3,700,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	3,094,612
2,800,000	EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA	5.38%		12/30/2030	2,324,239
687,440	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	653,551
3,000,000	Frigorifico Concepcion SA	7.70%	(a)	07/21/2028	2,631,360
1,450,000	Frigorifico Concepcion SA	7.70%		07/21/2028	1,271,824
8,000,000	Garda World Security Corp.	9.50%	(a)	11/01/2027	8,053,488
3,100,000	Gran Tierra Energy, Inc.	9.50%	(a)	10/15/2029	2,899,253
2,570,370	Guara Norte SARL	5.20%		06/15/2034	2,347,185
3,745,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%	(a)	02/15/2029	3,877,453
1,450,000	IAMGOLD Corp.	5.75%		10/15/2028	1,332,163
500,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.	4.38%		02/02/2052	363,413
2,660,000	Kawasan Industri Jababeka Tbk PT	7.50%	(a)(i)	12/15/2027	2,462,772
600,000	Kosmos Energy Ltd.	7.50%		03/01/2028	581,840
3,530,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.	7.00%	(a)	12/31/2027	3,509,581
1,000,000	KUO SAB De CV	5.75%		07/07/2027	943,486
900,000	MARB BondCo PLC	3.95%		01/29/2031	742,757
4,373,457	MC Brazil Downstream Trading SARL	7.25%		06/30/2031	3,962,230
1,400,000	Metinvest BV	7.75%		10/17/2029	983,010
2,675,000	Mexarrend SAPI de CV	10.25%	(f)	07/24/2024	561,750
700,000	Millicom International Cellular SA	4.50%		04/27/2031	600,626
4,500,000	Minejesa Capital BV	5.63%		08/10/2037	4,097,537
2,499,716	MV24 Capital BV	6.75%		06/01/2034	2,353,998
330,514	Oi SA 5.50% PIK	12.50%	(a)	12/15/2024	328,861
3,563	Oi SA 5.50% PIK	12.50%	(a)(b)	12/15/2024	3,545
4,750,000	Oi SA	10.00%	(f)	07/27/2025	83,125
745,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%	(a)	08/01/2030	767,922
3,302,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%		02/11/2025	1,374,458

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	11

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
438,000	Operadora de Servicios Mega SAB de CV Sofom ER	8.25%	(a)	02/11/2025	182,318
2,900,000	Ronshine China Holdings Ltd.	6.75%	(f)	08/05/2024	53,650
2,000,000	Ronshine China Holdings Ltd.	7.35%	(f)	12/15/2024	30,400
2,100,000	Sasol Financing USA LLC	5.50%		03/18/2031	1,770,959
530,000	Seaspan Corp.	5.50%	(a)	08/01/2029	462,906
1,500,000	SierraCol Energy Andina LLC	6.00%		06/15/2028	1,319,172
700,000	SierraCol Energy Andina LLC	6.00%	(a)	06/15/2028	615,613
1,500,000	Simpar Europe SA	5.20%		01/26/2031	1,312,480
1,085,000	Telesat Canada / Telesat LLC	5.63%	(a)	12/06/2026	543,455
3,600,000	TK Elevator Holdco GmbH	7.63%	(a)	07/15/2028	3,533,422
2,300,000	Tullow Oil PLC	10.25%	(a)	05/15/2026	2,189,367
2,817,361	UEP Penonome II SA	6.50%	(a)	10/01/2038	2,204,585
2,750,000	Unigel Luxembourg SA	8.75%	(f)	10/01/2026	857,177
4,200,000	UPL Corp. Ltd. (5 Year CMT Rate + 3.87%)	5.25%	(h)	02/27/2025	2,873,934
200,000	Vedanta Resources Finance II PLC	9.25%		04/23/2026	163,395
3,666,000	Vedanta Resources Ltd.	13.88%		12/09/2028	3,211,729

	Total Foreign Corporate Bonds (Cost $141,383,304)				115,002,264

FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS 5.1%
900,000	Aeropuerto Internacional de Tocumen SA	5.13%		08/11/2061	660,327
400,000	Aeropuerto Internacional de Tocumen SA	4.00%		08/11/2041	294,234
1,200,000	Brazilian Government International Bond	4.75%		01/14/2050	902,463
5,100,000	Colombia Government International Bond	5.00%		06/15/2045	3,712,903
600,000	Colombia Government International Bond	4.13%		02/22/2042	407,110
1,100,000	Comision Federal de Electricidad	4.68%		02/09/2051	778,610
1,400,000	Dominican Republic International Bond	5.30%	(a)	01/21/2041	1,193,389
2,500,000	Dominican Republic International Bond	6.40%		06/05/2049	2,354,576
600,000	Dominican Republic International Bond	5.30%		01/21/2041	511,452
3,150,000	Ecopetrol SA	5.88%		11/02/2051	2,269,582
2,365,000	Ecopetrol SA	5.88%		05/28/2045	1,767,616
2,900,000	Empresa de Transmision Electrica SA	5.13%		05/02/2049	2,109,851
400,000	Mexico City Airport Trust	5.50%		07/31/2047	339,255
4,900,000	Mexico Government International Bond	4.40%		02/12/2052	3,755,448

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
4,850,000	OCP SA	5.13%		06/23/2051	3,668,127
900,000	Panama Government International Bond	3.87%		07/23/2060	524,223
5,700,000	Petroleos del Peru SA	5.63%		06/19/2047	3,834,161
3,700,000	Petroleos Mexicanos	6.38%		01/23/2045	2,388,198
1,800,000	Petroleos Mexicanos	6.75%		09/21/2047	1,198,404
4,000,000	Republic of South Africa Government International Bond	5.65%		09/27/2047	2,914,520
3,000,000	Ukraine Government International Bond	7.25%	(f)	03/15/2035	872,060
850,000	UKRAINE(REP OF)	9.75%	(f)	11/01/2030	300,472
3,400,000	YPF SA	7.00%		12/15/2047	2,513,045

	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $48,254,112)				39,270,026

NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS 25.1%

	ACREC Trust
2,310,000	Series 2023-FL2-B (CME Term SOFR 1 Month + 3.48%, 3.48% Floor)	8.81%	(a)	02/19/2038	2,306,754

	Alen Mortgage Trust
7,500,000	Series 2021-ACEN-F (CME Term SOFR 1 Month + 5.11%, 5.00% Floor)	10.44%	(a)	04/15/2034	3,150,861

	AREIT Trust
4,375,000	Series 2023-CRE8-C (CME Term SOFR 1 Month + 4.02%, 4.02% Floor)	9.35%	(a)	08/17/2041	4,376,453

	BANK
18,317,000	Series 2018-BN12-XE	1.50%	(a)(d)(j)	05/15/2061	907,461
6,978,000	Series 2018-BN12-XF	1.50%	(a)(d)(j)	05/15/2061	339,173
20,061,456	Series 2018-BN12-XG	1.50%	(a)(d)(j)	05/15/2061	914,020
18,522,000	Series 2019-BN16-XF	1.14%	(a)(d)(j)	02/15/2052	823,247
9,261,000	Series 2019-BN16-XG	1.14%	(a)(d)(j)	02/15/2052	407,095
4,631,000	Series 2019-BN16-XH	1.14%	(a)(d)(j)	02/15/2052	198,920
6,366,937	Series 2019-BN16-XJ	1.14%	(a)(d)(j)	02/15/2052	255,505
21,359,000	Series 2022-BNK43-XD	2.23%	(a)(d)(j)	08/15/2055	3,055,973
78,061,832	Series 2023-BNK46-XA	0.62%	(d)(j)	08/15/2056	3,166,446

	BANK5
219,923,848	Series 2023-5YR1-XA	0.27%	(d)(j)	04/15/2056	2,356,924
92,927,735	Series 2023-5YR3-XA	0.79%	(d)(j)	09/15/2056	2,920,198
73,867,000	Series 2023-5YR4-XA	0.95%	(d)(j)	12/15/2056	2,823,743

	BBCMS Trust
3,000,000	Series 2020-C7-D	3.60%	(a)(d)	04/15/2053	1,531,801

	BDS Ltd.
3,150,000	Series 2021-FL8-C (CME Term SOFR 1 Month + 1.66%, 1.55% Floor)	6.99%	(a)	01/18/2036	3,098,494
2,384,000	Series 2021-FL8-E (CME Term SOFR 1 Month + 2.36%, 2.25% Floor)	7.69%	(a)	01/18/2036	2,312,020

	Beast Mortgage Trust
6,000,000	Series 2021-1818-G (CME Term SOFR 1 Month + 6.11%, 6.25% Floor)	11.44%	(a)	03/15/2036	3,098,006

12	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Benchmark Mortgage Trust
7,464,000	Series 2018-B4-D	2.75%	(a)(d)	07/15/2051	5,541,548
12,324,000	Series 2021-B26-XF	1.50%	(a)(d)(j)	06/15/2054	960,221

	BMO Mortgage Trust
134,080,284	Series 2023-5C1-XA	0.58%	(d)(j)	08/15/2056	3,056,360

	BSREP Commercial Mortgage Trust
4,738,531	Series 2021-DC-G (CME Term SOFR 1 Month + 3.96%, 3.85% Floor)	9.29%	(a)	08/15/2038	2,937,728

	BX Trust
1,880,000	Series 2019-IMC-G (CME Term SOFR 1 Month + 3.65%, 3.60% Floor)	8.97%	(a)	04/15/2034	1,872,421
3,000,000	Series 2021-VIEW-F (CME Term SOFR 1 Month + 4.04%, 3.93% Floor)	9.37%	(a)	06/15/2036	2,667,746
2,500,000	Series 2021-VIEW-G (CME Term SOFR 1 Month + 5.04%, 4.93% Floor)	10.37%	(a)	06/15/2036	2,188,143
4,356,310	Series 2022-PSB-E (CME Term SOFR 1 Month + 6.34%, 6.34% Floor)	11.66%	(a)	08/15/2039	4,361,753

	BXMT Ltd.
1,190,000	Series 2020-FL3-AS (CME Term SOFR 1 Month + 1.86%, 1.86% Floor)	7.19%	(a)	11/15/2037	1,100,223

	CFCRE Commercial Mortgage Trust
3,000,000	Series 2016-C7-C	4.37%	(d)	12/10/2054	2,628,959

	Citigroup Commercial Mortgage Trust
5,008,323	Series 2015-GC27-D	4.42%	(a)(d)	02/10/2048	4,516,726

	Citigroup/Deutsche Bank Commercial Mortgage Trust
1,221,000	Series 2016-C1-C	3.32%	(d)	05/10/2049	1,061,819

	Computershare Corporate Trust
2,000,000	Series 2016-C33-D	3.12%	(a)	03/15/2059	1,575,471
4,514,242	Series 2016-C34-C	5.06%	(d)	06/15/2049	3,914,081
4,288,000	Series 2017-C41-B	4.19%	(d)	11/15/2050	3,785,638
3,200,000	Series 2017-RC1-D	3.25%	(a)	01/15/2060	2,588,026

	Credit Suisse Mortgage Capital Certificates
18,014,000	Series 2016-NXSR-XE	1.00%	(a)(d)(j)	12/15/2049	377,739

	Cross Harbor Capital Partners
3,115,000	Series 2021-FL1-C (CME Term SOFR 1 Month + 2.21%, 2.10% Floor)	7.54%	(a)	02/15/2038	3,048,289
2,000,000	Series 2021-FL1-D (CME Term SOFR 1 Month + 3.11%, 3.00% Floor)	8.44%	(a)	02/15/2038	1,951,312

	CSAIL Commercial Mortgage Trust
70,649,874	Series 2017-CX9-XA	0.61%	(d)(j)	09/15/2050	782,207
2,500,000	Series 2020-C19-E	2.50%	(a)	03/15/2053	1,188,096
13,238,000	Series 2020-C19-XD	1.11%	(a)(d)(j)	03/15/2053	731,180

	CSWF
4,000,000	Series 2018-TOP-H (CME Term SOFR 1 Month + 3.66%, 3.61% Floor)	8.98%	(a)	08/15/2035	3,667,074

	Del Amo Fashion Center Trust
2,100,000	Series 2017-AMO-C	3.64%	(a)(d)	06/05/2035	1,854,447

	DOLP Trust
4,000,000	Series 2021-NYC-F	3.70%	(a)(d)	05/10/2041	2,527,335
4,000,000	Series 2021-NYC-G	3.70%	(a)(d)	05/10/2041	1,910,550

	Granite Point Mortgage Trust, Inc.
1,780,000	Series 2021-FL4-B (CME Term SOFR 1 Month + 2.06%, 1.95% Floor)	7.39%	(a)	12/15/2036	1,665,226

	Great Wolf Trust
2,982,309	Series 2019-WOLF-D (CME Term SOFR 1 Month + 2.25%, 2.13% Floor)	7.57%	(a)	12/15/2036	2,977,069

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Great Wolf Trust (Cont.)
1,000,000	Series 2024-WOLF-E (CME Term SOFR 1 Month + 3.64%, 3.64% Floor)	8.94%	(a)	03/15/2039	1,005,100

	GS Mortgage Securities Corp. II
1,859,000	Series 2014-GC26-D	4.51%	(a)(d)	11/10/2047	1,322,165
2,149,788	Series 2015-GC28-D	4.31%	(a)(d)	02/10/2048	1,962,979
7,266,253	Series 2016-GS3-XA	1.19%	(d)(j)	10/10/2049	159,459
3,000,000	Series 2021-ARDN-G (CME Term SOFR 1 Month + 5.11%, 5.00% Floor)	10.44%	(a)	11/15/2036	2,817,301
3,000,000	Series 2021-ARDN-H (CME Term SOFR 1 Month + 6.05%, 5.93% Floor)	11.37%	(a)	11/15/2026	2,845,278

	JP Morgan Chase Commercial Mortgage Securities
2,775,643	Series 2007-C1-AJ	6.60%	(d)	02/15/2051	2,619,273
4,000,000	Series 2019-MFP-G (CME Term SOFR 1 Month + 4.10%, 4.05% Floor)	9.42%	(a)	07/15/2036	3,807,771
4,000,000	Series 2019-MFP-XG	0.50%	(a)(d)(j)	07/15/2036	11,026

	JPMBB Commercial Mortgage Securities Trust
25,678,686	Series 2014-C23-XA	0.57%	(d)(j)	09/15/2047	23,090
3,998,000	Series 2014-C26-D	3.86%	(a)(d)	01/15/2048	3,328,313
2,265,000	Series 2015-C27-D	3.80%	(a)(d)	02/15/2048	1,215,115
42,166,697	Series 2015-C32-XA	1.09%	(d)(j)	11/15/2048	364,670

	JPMDB Commercial Mortgage Securities Trust
25,460,000	Series 2020-COR7-XB	0.43%	(d)(j)	05/13/2053	563,043
10,244,000	Series 2020-COR7-XD	1.97%	(a)(d)(j)	05/13/2053	920,653

	LoanCore
5,000,000	Series 2021-CRE5-C (CME Term SOFR 1 Month + 2.46%, 2.46% Floor)	7.79%	(a)	07/15/2036	4,802,390
1,750,000	Series 2021-CRE6-D (CME Term SOFR 1 Month + 2.96%, 2.85% Floor)	8.29%	(a)	11/15/2038	1,597,082

	Mcp Holding Co. LLC
2,000,000	Series 2023-SHIP-D	6.07%	(a)(d)	09/10/2038	1,966,946

	Med Trust
5,971,342	Series 2021-MDLN-G (CME Term SOFR 1 Month + 5.36%, 5.25% Floor)	10.69%	(a)	11/15/2038	5,977,836

	MFT Trust
600,000	Series 2020-ABC-D	3.48%	(a)(d)	02/10/2042	318,815

	MHC Commercial Mortgage Trust
3,200,000	Series 2021-MHC2-J (CME Term SOFR 1 Month + 4.36%, 4.25% Floor)	9.69%	(a)	05/15/2038	3,122,171

	Morgan Stanley ABS Capital I, Inc.
457,179,247	Series 2022-L8-XA	0.04%	(d)(j)	04/15/2055	1,673,093

	Morgan Stanley Bank of America Merrill Lynch Trust
2,000,000	Series 2014-C16-B	4.35%	(d)	06/15/2047	1,881,068
7,186,250	Series 2015-C21-C	4.12%	(d)	03/15/2048	5,821,869
5,000,000	Series 2015-C27-D	3.24%	(a)(d)	12/15/2047	3,985,952
3,675,000	Series 2017-C34-D	2.70%	(a)	11/15/2052	2,127,115

	Morgan Stanley Capital I, Inc.
2,000,000	Series 2018-H4-D	3.00%	(a)	12/15/2051	1,522,118
5,000,000	Series 2019-PLND-G (CME Term SOFR 1 Month + 3.76%, 3.65% Floor)	9.09%	(a)	05/15/2036	1,125,242

	PFP III Ltd.
1,602,000	Series 2023-10-C (CME Term SOFR 1 Month + 4.12%, 4.12% Floor)	9.45%	(a)	09/16/2038	1,614,508

	SMR Mortgage Trust
5,009,714	Series 2022-IND-G (CME Term SOFR 1 Month + 7.50%, 7.50% Floor)	12.83%	(a)	02/15/2039	4,223,129

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	13

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	STWD Ltd.
2,225,000	Series 2022-FL3-B (US 30 Day Average Secured Overnight Financing Rate + 1.95%, 1.95% Floor)	7.27%	(a)	11/15/2038	2,150,127

	TPG Real Estate Finance Issuer Ltd.
2,510,000	Series 2021-FL4-B (CME Term SOFR 1 Month + 1.96%, 1.85% Floor)	7.29%	(a)	03/15/2038	2,383,160

	TTAN
6,296,730	Series 2021-MHC-G (CME Term SOFR 1 Month + 4.31%, 4.20% Floor)	9.64%	(a)	03/15/2038	6,213,153

	UBS Commercial Mortgage Trust
5,000,000	Series 2017-C6-D	2.50%	(a)(d)	12/15/2050	3,589,982
2,500,000	Series 2018-C14-C	5.20%	(d)	12/15/2051	2,112,574

	UBS-Barclays Commercial Mortgage Trust
6,891,216	Series 2013-C5-C	3.69%	(a)(d)	03/10/2046	5,723,934

	Wachovia Bank Commercial Mortgage Trust
3,121,148	Series 2005-C21-E	4.83%	(a)(d)	10/15/2044	1,888,295

	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $228,461,033)				194,266,276

NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS 18.8%

	ACE Securities Corp.
8,905,091	Series 2006-HE4-A2B (CME Term SOFR 1 Month + 0.33%, 0.22% Floor)	5.66%		10/25/2036	3,383,544

	AMSR Trust
10,000,000	Series 2020-SFR4-G2	4.87%	(a)	11/17/2037	9,596,979

	Countrywide Alternative Loan Trust
5,670,158	Series 2005-J12-2A1 (CME Term SOFR 1 Month + 0.65%, 0.54% Floor, 11.00% Cap)	5.98%		08/25/2035	2,941,366

	Deephaven Residential Mortgage Trust
10,000,000	Series 2020-2-B3	5.79%	(a)(d)	05/25/2065	9,465,248

	Fannie Mae Connecticut Avenue Securities
7,205,421	Series 2019-R05-1B1 (US 30 Day Average Secured Overnight Financing Rate + 4.21%)	9.53%	(a)	07/25/2039	7,509,870
3,829,828	Series 2019-R07-1B1 (US 30 Day Average Secured Overnight Financing Rate + 3.51%)	8.83%	(a)	10/25/2039	3,944,687

	Federal National Mortgage Association
8,400,000	Series 2021-R02-2B2 (US 30 Day Average Secured Overnight Financing Rate + 6.20%)	11.52%	(a)	11/25/2041	8,871,287

	Freddie Mac Structured Agency Credit Risk Debt Notes
9,250,000	Series 2020-DNA1-B2 (US 30 Day Average Secured Overnight Financing Rate + 5.36%)	10.68%	(a)	01/25/2050	10,011,240
3,000,000	Series 2020-DNA2-B2 (US 30 Day Average Secured Overnight Financing Rate + 4.91%)	10.23%	(a)	02/25/2050	3,225,992

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Freddie Mac Structured Agency Credit Risk Debt Notes (Cont.)
6,000,000	Series 2020-DNA6-B2 (US 30 Day Average Secured Overnight Financing Rate + 5.65%)	10.97%	(a)	12/25/2050	6,603,563
1,200,000	Series 2020-HQA2-B1 (US 30 Day Average Secured Overnight Financing Rate + 4.21%)	9.53%	(a)	03/25/2050	1,352,007
22,000,000	Series 2020-HQA2-B2 (US 30 Day Average Secured Overnight Financing Rate + 7.71%)	13.03%	(a)	03/25/2050	25,850,982
9,750,000	Series 2020-HQA5-B2 (US 30 Day Average Secured Overnight Financing Rate + 7.40%)	12.72%	(a)	11/25/2050	11,625,498

	GS Mortgage-Backed Securities Trust
1,500,000	Series 2020-NQM1-B2	6.67%	(a)(d)	09/27/2060	1,501,793

	Homeward Opportunities Fund I Trust
8,000,000	Series 2020-2-B1	5.45%	(a)(d)	05/25/2065	7,758,630

	JP Morgan Alternative Loan Trust
6,322,368	Series 2007-A2-12A1 (CME Term SOFR 1 Month + 0.51%, 0.40% Floor, 11.50% Cap)	5.84%		06/25/2037	2,410,910

	Rithm Capital Corp.
4,102,000	Series 2020-NQM2-B1	4.08%	(a)(d)	05/24/2060	3,404,376
2,886,000	Series 2020-NQM2-B2	4.08%	(a)(d)	05/24/2060	2,326,789

	TBW Mortgage Backed Pass Through Certificates
4,326,338	Series 2007-2-A1A	5.96%	(d)	07/25/2037	1,295,795

	Verus Securitization Trust
2,500,000	Series 2020-2-B1	5.36%	(a)(d)	05/25/2060	2,399,097
5,000,000	Series 2020-4-B2	5.60%	(a)(d)	05/25/2065	4,609,801
1,235,000	Series 2020-INV1-B1	5.75%	(a)(d)	03/25/2060	1,230,727
3,300,000	Series 2020-INV1-B2	6.00%	(a)(d)	03/25/2060	3,259,432

	Vista Point Securitization Trust
9,222,000	Series 2020-1-B2	5.38%	(a)(d)	03/25/2065	8,582,763
3,396,000	Series 2020-2-B2	5.16%	(a)(d)	04/25/2065	2,830,682

	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $142,699,461)				145,993,058

US CORPORATE BONDS 18.9%
7,425,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	9.75%	(a)	07/15/2027	7,455,694
1,580,000	Artera Services LLC	8.50%	(a)	02/15/2031	1,621,037
1,975,000	ASP Unifrax Holdings, Inc.	7.50%	(a)	09/30/2029	1,097,002
3,580,000	AthenaHealth Group, Inc.	6.50%	(a)	02/15/2030	3,278,040
1,710,000	Bausch + Lomb Corp.	8.38%	(a)	10/01/2028	1,771,406
2,485,000	BCPE Empire Holdings, Inc.	7.63%	(a)	05/01/2027	2,428,653
535,000	Boxer Parent Co., Inc.	7.13%	(a)	10/02/2025	535,892
2,510,000	Brand Industrial Services, Inc.	10.38%	(a)	08/01/2030	2,720,622
4,000,000	Caesars Entertainment, Inc.	8.13%	(a)	07/01/2027	4,099,264
595,000	Carnival Corp.	7.63%	(a)	03/01/2026	602,401
5,995,000	Castle US Holding Corp.	9.50%	(a)	02/15/2028	2,990,216

14	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
690,000	CHS/Community Health Systems, Inc.	10.88%	(a)	01/15/2032	711,577
1,865,000	Clear Channel Outdoor Holdings, Inc.	7.50%	(a)	06/01/2029	1,544,064
2,335,000	Cobra AcquisitionCo LLC	6.38%	(a)	11/01/2029	1,972,452
1,365,000	CSI Compressco LP / CSI Compressco Finance, Inc.	7.50%	(a)	04/01/2025	1,365,000
3,700,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13%	(a)	06/15/2028	3,559,548
3,895,000	Dealer Tire LLC / DT Issuer LLC	8.00%	(a)	02/01/2028	3,880,402
1,175,000	DISH DBS Corp.	5.75%	(a)	12/01/2028	809,728
5,583,000	Embarq Corp.	8.00%		06/01/2036	3,039,392
2,080,000	Ferrellgas LP / Ferrellgas Finance Corp.	5.88%	(a)	04/01/2029	1,983,000
3,550,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%	(a)	01/15/2030	3,190,499
1,200,000	Frontier Communications Holdings LLC	6.75%	(a)	05/01/2029	1,070,742
1,655,000	Frontier Communications Holdings LLC	8.63%	(a)	03/15/2031	1,691,880
1,640,000	Full House Resorts, Inc.	8.25%	(a)	02/15/2028	1,568,634
335,000	GrafTech Global Enterprises, Inc.	9.88%	(a)	12/15/2028	249,088
965,000	Hightower Holding LLC	6.75%	(a)	04/15/2029	907,789
3,000,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%	(a)	07/01/2028	2,963,139
3,010,000	LBM Acquisition LLC	6.25%	(a)	01/15/2029	2,825,088
3,465,000	Level 3 Financing, Inc.	10.50%	(a)	05/15/2030	3,560,288
2,545,000	LifePoint Health, Inc.	11.00%	(a)	10/15/2030	2,723,255
1,370,000	Lions Gate Capital Holdings LLC	5.50%	(a)	04/15/2029	1,049,237
3,515,000	LSF9 Atlantis Holdings LLC / Victra Finance Corp.	7.75%	(a)	02/15/2026	3,486,446
3,340,000	Mavis Tire Express Services Topco Corp.	6.50%	(a)	05/15/2029	3,179,785
2,550,000	McGraw-Hill Education, Inc.	5.75%	(a)	08/01/2028	2,407,002
2,200,000	Michaels Cos., Inc.	5.25%	(a)	05/01/2028	1,876,577
1,500,000	ModivCare Escrow Issuer, Inc.	5.00%	(a)	10/01/2029	1,089,029
4,395,000	Newfold Digital Holdings Group, Inc.	6.00%	(a)	02/15/2029	3,448,170
3,005,000	NFP Corp.	6.88%	(a)	08/15/2028	3,045,681
1,985,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.38%	(a)	02/15/2032	2,036,157
1,575,000	NuStar Logistics LP	6.38%		10/01/2030	1,586,633
250,000	Olympus Water US Holding Corp.	6.25%	(a)	10/01/2029	229,082
1,030,000	OneMain Finance Corp.	9.00%		01/15/2029	1,093,697
1,435,000	PECF USS Intermediate Holding III Corp.	8.00%	(a)	11/15/2029	757,618
3,835,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%	(a)	02/15/2029	3,736,565
1,765,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.88%	(a)	09/01/2031	1,292,132
7,624,432	Radiology Partners, Inc. 9.87% PIK	9.78%	(a)	02/15/2030	6,147,198
150,000	Royal Caribbean Cruises Ltd.	7.25%	(a)	01/15/2030	155,953
3,330,000	Sabre GLBL, Inc.	8.63%	(a)	06/01/2027	2,924,979
1,005,000	Spirit AeroSystems, Inc.	9.75%	(a)	11/15/2030	1,125,415
4,170,000	SWF Escrow Issuer Corp.	6.50%	(a)	10/01/2029	3,088,810

P RINCIPAL A MOUNT $	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
3,410,000	TKC Holdings, Inc.	10.50%	(a)	05/15/2029	3,270,730
885,000	TMS International Corp./DE	6.25%	(a)	04/15/2029	809,090
4,130,000	Trident TPI Holdings, Inc.	12.75%	(a)	12/31/2028	4,411,625
2,365,000	Triton Water Holdings, Inc.	6.25%	(a)	04/01/2029	2,156,336
2,985,000	United Natural Foods, Inc.	6.75%	(a)	10/15/2028	2,482,966
2,460,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	6.50%	(a)	02/15/2029	1,908,742
2,845,000	Univision Communications, Inc.	6.63%	(a)	06/01/2027	2,785,027
845,000	Venture Global LNG, Inc.	8.38%	(a)	06/01/2031	871,950
1,255,000	Venture Global LNG, Inc.	9.88%	(a)	02/01/2032	1,353,353
4,000,000	Verscend Escrow Corp.	9.75%	(a)	08/15/2026	4,015,677
1,050,000	Vibrantz Technologies, Inc.	9.00%	(a)	02/15/2030	970,829
4,885,000	Viking Cruises Ltd.	9.13%	(a)	07/15/2031	5,346,077
3,280,000	Weatherford International Ltd.	8.63%	(a)	04/30/2030	3,426,925
2,540,000	Wheel Pros, Inc.	6.50%	(a)	05/15/2029	777,875

	Total US Corporate Bonds (Cost $161,192,105)				146,559,160

US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS 3.3%

	Federal Home Loan Mortgage Corp.
6,701,392	Series 313-S1Pool S1-3249 (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.79%, 5.90% Cap)	0.47%	(j)(k)	09/15/2043	638,585
2,309,568	Series 3997-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.39%, 6.50% Cap)	1.07%	(j)(k)	02/15/2042	257,389
2,876,627	Series 4091-VI (-1 x US 30 Day Average Secured Overnight Financing Rate + 4.89%, 5.00% Cap)	0.00%	(j)(k)	11/15/2040	162,805
5,132,520	Series 4119-SC (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.04%, 6.15% Cap)	0.72%	(j)(k)	10/15/2042	541,749
2,856,995	Series 4643-SA (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	01/15/2047	299,260
8,782,499	Series 4863-IA	4.50%	(j)	03/15/2045	1,163,808
15,416,581	Series 5004-SD (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.10%, 6.10% Cap)	0.78%	(j)(k)	08/25/2050	1,977,459

	Federal National Mortgage Association
6,990,884	Series 2012-124-SE (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.04%, 6.15% Cap)	0.72%	(j)(k)	11/25/2042	704,042
8,675,580	Series 2012-84-HS (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.89%, 6.00% Cap)	0.57%	(j)(k)	08/25/2042	958,292

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	15

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

P RINCIPAL A MOUNT $/ S HARES	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $

	Federal National Mortgage Association (Cont.)
4,762,917	Series 2017-69-ES (-1 x US 30 Day Average Secured Overnight Financing Rate + 6.04%, 6.15% Cap)	0.72%	(j)(k)	09/25/2047	489,051
6,471,459	Series 2019-25-SB (-1 x US 30 Day Average Secured Overnight Financing Rate + 5.94%, 6.05% Cap)	0.62%	(j)(k)	06/25/2049	611,888
42,279,349	Series 2019-M26-X1	0.60%	(d)(j)	03/25/2030	1,000,608

	FREMF Mortgage Trust
2,932,934	Series 2018-KF56-C (US 30 Day Average Secured Overnight Financing Rate + 5.91%, 5.80% Floor)	11.23%	(a)	11/25/2028	2,560,440
7,485,006	Series 2019-KF71-C (US 30 Day Average Secured Overnight Financing Rate + 6.11%, 6.00% Floor)	11.43%	(a)	10/25/2029	7,177,010

	Government National Mortgage Association
9,969,502	Series 2019-22-SA (-1 x CME Term SOFR 1 Month + 5.49%, 5.60% Cap)	0.16%	(j)(k)	02/20/2045	988,028
5,541,725	Series 2020-21-NS (-1 x CME Term SOFR 1 Month + 5.94%, 6.05% Cap)	0.61%	(j)(k)	04/20/2048	467,523
6,554,268	Series 2020-47-SL (-1 x CME Term SOFR 1 Month + 5.26%, 5.37% Cap)	0.00%	(j)(k)	07/20/2044	480,878
11,476,792	Series 2020-61-SU (-1 x CME Term SOFR 1 Month + 5.49%, 5.60% Cap)	0.16%	(j)(k)	07/16/2045	980,714
4,391,494	Series 2020-77-SU (-1 x CME Term SOFR 1 Month + 5.99%, 6.10% Cap)	0.66%	(j)(k)	09/20/2047	512,588
24,632,161	Series 2021-97-SG (-1 x US 30 Day Average Secured Overnight Financing Rate + 2.60%, 2.60% Cap)	0.00%	(j)(k)	06/20/2051	216,054
31,826,733	Series 2021-H04-BI	0.77%	(d)(j)	02/01/2071	1,567,078
32,067,956	Series 2021-H07-AI	0.02%	(d)(j)	05/20/2071	1,437,507

	Total US Government and Agency Mortgage Backed Obligations (Cost $34,622,390)				25,192,756

COMMON STOCKS 0.0% (l)
12,858	Riverbed - Class B (b)(m)				1,672

	Total Common Stocks (Cost $–)				1,672

ESCROW NOTES 0.0% (l)
500,000	Alpha Holding SA (b)(m)				—
3,500,000	Alpha Holding SA (b)(m)				—
500,000	Alpha Holding SA (b)(m)				—
3,500,000	Alpha Holding SA (b)(m)				—

	Total Escrow Notes (Cost $–)				—

S HARES	S ECURITY D ESCRIPTION	R ATE		M ATURITY	V ALUE $
PREFERRED STOCKS 1.3%
430,000	AGNC Investment Corp. Series F (3 Month LIBOR USD + 4.70%) (e)(h)				9,872,800

	Total Preferred Stocks (Cost $9,302,263)				9,872,800

REAL ESTATE INVESTMENT TRUSTS 0.8%
650,000	AGNC Investment Corp.				6,435,000

	Total Real Estate Investment Trusts (Cost $6,114,125)				6,435,000

SHORT TERM INVESTMENTS 1.1%
2,948,980	First American Government Obligations Fund - U	5.26%	(n)		2,948,980
2,948,980	JPMorgan US Government Money Market Fund - IM	5.25%	(n)		2,948,980
2,948,980	MSILF Government Portfolio - Institutional	5.22%	(n)		2,948,980

	Total Short Term Investments (Cost $8,846,940)				8,846,940

	Total Investments 123.5% (o) (Cost $1,052,941,387)				957,422,352
	Other Liabilities in Excess of Assets (23.5)%				(182,522,950)

	NET ASSETS 100.0%				$774,899,402

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	25.1%
US Corporate Bonds	18.9%
Non-Agency Residential Collateralized Mortgage Obligations	18.8%
Collateralized Loan Obligations	18.5%
Foreign Corporate Bonds	14.8%
Bank Loans	12.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	5.1%
US Government and Agency Mortgage Backed Obligations	3.3%
Asset Backed Obligations	3.0%
Preferred Stocks	1.3%
Short Term Investments	1.1%
Real Estate Investment Trusts	0.8%
Common Stocks	0.0%	(l)
Escrow Notes	0.0%	(l)
Other Assets and Liabilities	(23.5)%

Net Assets	100.0%

16	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

(Unaudited) March 31, 2024

INVESTMENT BREAKDOWN as a % of Net Assets:
Non-Agency Commercial Mortgage Backed Obligations	25.1%
Non-Agency Residential Collateralized Mortgage Obligations	18.8%
Collateralized Loan Obligations	18.5%
Energy	6.0%
Electronics/Electric	3.7%
Commercial Services	3.7%
Chemicals/Plastics	3.3%
US Government and Agency Mortgage Backed Obligations	3.3%
Asset Backed Obligations	3.0%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	2.7%
Healthcare	2.6%
Consumer Products	2.6%
Real Estate	2.4%
Retailers (other than Food/Drug)	2.4%
Technology	2.2%
Finance	2.2%
Transportation	2.0%
Utilities	1.9%
Mining	1.9%
Telecommunications	1.8%
Media	1.7%
Hotels/Motels/Inns and Casinos	1.7%
Industrial Equipment	1.3%
Short Term Investments	1.1%
Construction	1.0%
Diversified Manufacturing	0.9%
Chemical Products	0.9%
Containers and Glass Products	0.8%
Leisure	0.8%
Automotive	0.7%
Food Products	0.7%
Business Equipment and Services	0.5%
Food Service	0.4%
Building and Development (including Steel/Metals)	0.4%
Aerospace & Defense	0.2%
Insurance	0.2%
Conglomerates	0.1%
Other Assets and Liabilities	(23.5)%

Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)	Value determined using significant unobservable inputs.

(c)
Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.

(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.

(f)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

(g)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.

(h)	Perpetual maturity. The date disclosed is the next call date of the security.

(i)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.

(j)	Interest only security

(k)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(l)	Represents less than 0.05% of net assets.

(m)	Non-income producing security.

(n)	Seven-day yield as of period end.

(o)
Under the Fund’s credit agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender (See Note 9).

PIK
A
payment-in-kind
security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	17

Schedule of Investments DoubleLine Yield Opportunities Fund (Cont.)

Futures Contracts
Description	Long/ Short	Contract Quantity	Expiration Date	Notional Amount (1)	Unrealized Appreciation (Depreciation)/ Value
10 Year U.S. Ultra Treasury Notes	Long	525	06/18/2024	$60,169,922	$273,665

(1)	Notional Amount is determined based on the number of contracts multiplied by the contract size and the quoted daily settlement price in US dollars.

18	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities	(Unaudited) March 31, 2024

ASSETS
Investments in Securities, at Value*	$948,575,412
Short Term Investments*	8,846,940
Interest and Dividends Receivable	12,921,009
Receivable for Investments Sold	2,413,583
Deposit at Broker for Futures	1,470,000
Cash	907,668
Prepaid Expenses and Other Assets	117,771
Variation Margin Receivable	8,203
Total Assets	975,260,586

LIABILITIES
Loan Payable (See Note 8)	190,000,000
Payable for Investments Purchased	7,746,448
Investment Advisory Fees Payable	1,094,924
Interest Expense Payable	1,076,445
Payable to Broker for Dividend Reinvestment	218,680
Administration, Fund Accounting and Custodian Fees Payable	93,411
Professional Fees Payable	50,000
Accrued Expenses	43,275
Trustees Fees Payable (See Note 6)	38,001
Total Liabilities	200,361,184
Commitments and Contingencies (See Note 2, Note 7 and Note 8)
Net Assets	$774,899,402

NET ASSETS CONSIST OF:
Capital Stock ($0.00001 par value)	$479
Paid-in Capital	949,817,684
Total Distributable Earnings (Loss)	(174,918,761)
Net Assets	$774,899,402

*Identified Cost:
Investments in Securities	$1,044,094,447
Short Term Investments	8,846,940

Shares Outstanding and Net Asset Value Per Share:
Shares Outstanding (unlimited authorized)	47,945,779
Net Asset Value per Share	$16.16

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	19

Statement of Operations	(Unaudited) For the Period Ended March 31, 2024

INVESTMENT INCOME
Income:
Interest	$43,493,403
Dividends	797,219
Total Investment Income	44,290,622

Expenses:
Investment Advisory Fees	6,258,706
Interest Expense	6,149,996
Miscellaneous Expenses	321,705
Administration, Fund Accounting and Custodian Fees	149,070
Professional Fees	123,849
Trustees Fees	50,423
Shareholder Reporting Expenses	45,536
Registration Fees	23,172
Insurance Expenses	5,947
Total Expenses	13,128,404

Net Investment Income (Loss)	31,162,218

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net Realized Gain (Loss) on:
Investments in Unaffiliated Securities	(10,859,508)
Futures	(568,870)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	66,846,631
Futures	1,915,429
Unfunded Loan Commitments	(183)
Net Realized and Unrealized Gain (Loss) on Investments	57,333,499

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$88,495,717

20	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Period Ended March 31, 2024 (Unaudited)	Year Ended September 30, 2023

OPERATIONS
Net Investment Income (Loss)	$31,162,218	$62,044,771
Net Realized Gain (Loss) on Investments	(11,428,378)	(28,079,997)
Net Change in Unrealized Appreciation (Depreciation) on Investments	68,761,877	26,248,178
Net Increase (Decrease) in Net Assets Resulting from Operations	88,495,717	60,212,952

DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(36,592,219)	(67,143,269)

Total Distributions to Shareholders	(36,592,219)	(67,143,269)

NET SHARE TRANSACTIONS
Increase (Decrease) in Net Assets Resulting from Net Share Transactions	—	—

Total Increase (Decrease) in Net Assets	$51,903,498	$(6,930,317)

NET ASSETS
Beginning of Period	$722,995,904	$729,926,221
End of Period	$774,899,402	$722,995,904

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	21

Statement of Cash Flows	(Unaudited) For the Period Ended March 31, 2024

CASH FLOWS PROVIDED BY (USED IN) OPERATING ACTIVITIES
Net Increase (Decrease) in Net Assets Resulting from Operations	$88,495,717
Adjustments to Reconcile the Change in Net Assets from Operations to Net Cash Provided By (Used In) Operating activities:
Purchases of Long Term Investments	(125,109,704)
Proceeds from Disposition of Long Term Investments	121,954,980
Net (Purchases of) Proceeds from Disposition of Short Term Investments	(3,871,339)
Net Amortization (Accretion) of Premiums/Discounts and Other Cost Adjustments	3,444,887
Net Realized (Gain) Loss on:
Investments	10,859,508
Net Change in Unrealized Depreciation (Appreciation) on:
Investments	(66,846,631)
Unfunded Bank Loans	183
(Increase) Decrease in:
Interest and Dividends Receivable	89,955
Prepaid Expenses and Other Assets	(64,022)
Receivable for Investments Sold	(1,492,074)
Receivable for Variation Margin	114,844
Increase (Decrease) in:
Payable for Investments Purchased	4,270,945
Investment Advisory Fees Payable	76,593
Interest Expense Payable	19,523
Trustees Fees Payable	(1,967)
Payable to Broker for Dividend Reinvestment	9,827
Accrued Expenses	1,411
Administration, Fund Accounting and Custodian Fees Payable	(137,776)
Professional Fees Payable	(32,821)
Net Cash Provided By (Used In) Operating Activities	31,782,039

CASH FLOWS PROVIDED BY (USED IN) FINANCING ACTIVITIES
Cash Distributions Paid to Common Stockholders	(36,592,219)
Increase in borrowings	20,000,000
Decrease in borrowings	(15,000,000)
Net Cash Provided By (Used In) Financing Activities	(31,592,219)

NET CHANGE IN CASH
Cash at Beginning of Period	2,187,848
Cash at End of Period (1)	$2,377,668

(1) Includes deposit at broker for futures.

SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH INFORMATION
Cash Paid for Interest on Loan Outstanding	$6,130,473

RECONCILIATION OF RESTRICTED AND UNRESTRICTED CASH AT THE END OF PERIOD TO THE STATEMENT OF ASSETS AND LIABILITIES:
Cash	$907,668
Deposit at Broker for Futures	1,470,000
Cash at End of Period	$2,377,668

22	DoubleLine Yield Opportunities Fund	The accompanying notes are an integral part of these financial statements.

Financial Highlights

	Period Ended March 31, 2024 (Unaudited)		Year Ended September 30, 2023	Year Ended September 30, 2022	Year Ended September 30, 2021	Period Year Ended September 30, 2020 (a)

Net Asset Value, Beginning of Period	$15.08		$15.22	$20.22	$19.09	$20.00

Income (Loss) from Investment Operations:

Net Investment Income (Loss) (b)	0.65		1.29	1.27	1.27	0.55
Net Gain (Loss) on Investments (Realized and Unrealized)	1.19		(0.03)	(4.87)	1.26	(0.76)
Total from Investment Operations	1.84		1.26	(3.60)	2.53	(0.21)

Less Distributions:

Distributions from Net Investment Income	(0.76)		(1.40)	(1.34)	(1.40)	(0.57)
Return of Capital	—		—	(0.06)	— (g)	(0.13)
Total Distributions	(0.76)		(1.40)	(1.40)	(1.40)	(0.70)
Net Asset Value, End of Period	$16.16		$15.08	$15.22	$20.22	$19.09
Market Price, End of Period	$15.94		$14.73	$13.49	$19.11	$18.29
Total Return on Net Asset Value (c)	12.55%	(f)	8.63%	(18.63)%	13.53%	(0.83	)% (f)
Total Return on Market Price (d)	13.80%	(f)	20.50%	(23.13)%	12.36%	(4.95	)% (f)

Supplemental Data:

Net Assets, End of Period (000’s)	$774,899		$722,996	$729,926	$969,487	$915,498
Ratios to Average Net Assets:
Expenses, including interest expense	3.52%	(e)	3.42%	2.60%	2.22%	1.86%	(e)
Net Investment Income (Loss)	8.36%	(e)	8.52%	7.01%	6.30%	5.11%	(e)
Portfolio Turnover Rate	13%	(f)	14%	19%	44%	16%	(f)

(a)	Commenced operations on February 26, 2020.
(b)	Calculated based on average shares outstanding during the period.
(c)
Total return on Net Asset Value is computed based upon the Net Asset Value of common stock on the first business day and the closing Net Asset Value on the last business day of the period. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Net Asset Value does not reflect any sales load paid by investors.

(d)
Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund’s dividend reinvestment plan. Total return on Market Price does not reflect any sales load paid by investors.

(e)	Annualized
(f)	Not Annualized
(g)	Less than $0.005 per share

The accompanying notes are an integral part of these financial statements.	Semi-Annual Report	|	March 31, 2024	23

Notes to Financial Statements	(Unaudited) March 31, 2024

1. Organization
DoubleLine Yield Opportunities Fund (the “Fund”) was formed as a closed-end
management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified
fund. The Fund is currently operating as a diversified fund. The Fund was organized as a Massachusetts business trust on September 17, 2019 and commenced operations on February 26, 2020. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DLY”. The Fund’s investment objective is to seek a high level of total return, with an emphasis on current income.
The Fund has a limited term and intends to terminate as of the first business day following the twelfth anniversary of the effective date of the Fund’s initial registration statement, February 25, 2032 (the “Dissolution Date”); provided that the Fund’s Board of Trustees (the “Board”) may, by a vote of the majority of the Board and seventy-five percent (75%) of the Continuing Trustees, as such term is defined in the Fund’s Second Amended and Restated Agreement and Declaration of Trust (a “Board Action Vote”), without shareholder approval, extend the Dissolution Date (i) once for up to one year, and (ii) once for up to an additional six months, to a date up to and including the eighteenth month after the initial Dissolution Date, which later date shall then become the Dissolution Date. At the Dissolution Date, each holder of common shares of beneficial interest (“Common Shareholder”) would be paid a pro rata portion of the Fund’s net assets as determined as of the Dissolution Date. The Board may, by a Board Action Vote, cause the Fund to conduct a tender offer, as of a date within twelve months preceding the Dissolution Date (as may be extended as described above), to all Common Shareholders to purchase 100% of the then outstanding common shares of the Fund at a price equal to the net asset value (“NAV”) per common share on the expiration date of the tender offer (an “Eligible Tender Offer”). In an Eligible Tender Offer, the Fund will offer to purchase all Common Shares held by each Common Shareholder; provided that if the number of properly tendered Common Shares would result in the Fund having aggregate net assets below $200 million (the “Dissolution Threshold”), the Eligible Tender Offer will be canceled, no Common Shares will be repurchased pursuant to the Eligible Tender Offer, and the Fund will terminate as otherwise scheduled.
The fiscal year end for the Fund is September 30, and the period covered by these Financial Statements is for the six months ended March 31, 2024 (the “period end”).
2. Significant Accounting Policies
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946,
Financial Services— Investment Companies
, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).
A. Security Valuation.
The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)
Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

24	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs
Investments in registered
open-end
management investment companies will be valued based upon the NAV of such investments and are categorized as Level 1 of the fair value hierarchy.
Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Over-the-counter
financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which the Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. The Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.
The Fund’s holdings in whole loans, securitizations and certain other types of alternative lending-related instruments may be valued based on prices provided by a third-party pricing service.
Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by an independent pricing service. Where an active secondary market does not exist to a reliable degree in the judgment of DoubleLine Capital LP (the “Adviser” or “DoubleLine Capital”), such loans will be valued at fair value based on certain factors.
In respect of certain commercial real estate-related, residential real estate-related and certain other investments for which a limited market may exist, the Valuation Designee (as defined below) may value such investments based on appraisals conducted by an independent valuation advisor or a similar pricing agent. However, an independent valuation firm may not be retained to undertake an evaluation of an asset unless the NAV, market price and other aspects of an investment exceed certain significance thresholds.
The Board of Trustees has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee in calculating the Fund’s NAV. Pursuant to Rule
2a-5
under the 1940 Act, the Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule
2a-5.
The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Semi-Annual Report	|	March 31, 2024	25

Notes to Financial Statements (Cont.)

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of March 31, 2024:

Category

Investments in Securities

Level 1

Preferred Stocks	$9,872,800

Short Term Investments	8,846,940

Real Estate Investment Trusts	6,435,000

Total Level 1	25,154,740

Level 2

Non-Agency Commercial Mortgage Backed Obligations	194,266,276

US Corporate Bonds	146,559,160

Non-Agency Residential Collateralized Mortgage Obligations	145,993,058

Collateralized Loan Obligations	141,296,030

Foreign Corporate Bonds	114,942,164

Bank Loans	99,174,446

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	39,270,026

US Government and Agency Mortgage Backed Obligations	25,192,756

Asset Backed Obligations	19,930,837

Total Level 2	926,624,753

Level 3

Asset Backed Obligations	3,398,991

Collateralized Loan Obligations	2,182,096

Foreign Corporate Bonds	60,100

Common Stocks	1,672

Escrow Notes	—

Total Level 3	5,642,859

Total	$957,422,352

Other Financial Instruments

Level 1

Futures Contract	$273,665

Total Level 1	273,665

Level 2	—

Level 3	—

Total	$273,665
See the Schedule of Investments for further disaggregation of investment categories.
B. Federal Income Taxes.
The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all of its taxable income to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies. Therefore, no provision for federal income taxes has been made.
The Fund may be subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains.
The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired. The Fund identifies its major tax jurisdictions as U.S. Federal, the Commonwealth of Massachusetts, the State of

26	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

Florida and the State of California. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but which can be extended to six years in certain circumstances.
C. Security Transactions, Investment Income.
Investment securities transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income, including non-cash
interest, is recorded on an accrual basis. Discounts/premiums on debt securities purchased, which may include residual and subordinate notes, are accreted/amortized over the life of the respective securities using the effective interest method except for certain deep discount bonds where management does not expect the par value above the bond’s cost to be fully realized. Dividend income and corporate action transactions, if any, are recorded on the ex-date.
Non-cash
dividends included in dividend income, if any, are recorded at the fair market value of securities received. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statement of Operations.
D. Dividends and Distributions to Shareholders.
Dividends from net investment income will be declared and paid monthly. The Fund will distribute any net realized long or short-term capital gains at least annually. Distributions are recorded on the ex-dividend
date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from US GAAP. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in
capital, undistributed (accumulated) net investment income (loss), and/or undistributed (accumulated) realized gain (loss). Undistributed (accumulated) net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.
E. Use of Estimates.
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.
F. Share Valuation.
The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses), by the total number of shares outstanding, rounded to the nearest cent. The Fund’s NAV is typically calculated on days when the NYSE opens for regular trading.
G. Unfunded Loan Commitments
The Fund may enter into certain credit agreements, of which all or a portion may be unfunded. As of March 31, 2024, the Fund did not have any unfunded positions.
The Fund may also enter into certain credit agreements designed to provide standby short term or “bridge” financing to a borrower. Typically, the borrower is not economically incented to draw on the bridge loan. The Fund is obligated to fund these commitments at the borrower’s discretion. At the end of the period, the Fund maintained with its custodian liquid investments having an aggregate value at least equal to the par value of its unfunded loan commitments and bridge loans. As of March 31, 2024, the Fund had no outstanding bridge loan commitments.
H. Guarantees and Indemnifications.
Under the Fund’s organizational documents, each Trustee and officer of the Fund is indemnified, to the extent permitted by the 1940 Act, against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts.
3. Related Party Transactions
The Adviser provides the Fund with investment management services under an Investment Management Agreement (the “Agreement”). Under the Agreement, the Adviser manages the investment of the assets of the Fund, places orders for the purchase and sale of its portfolio securities and is responsible for providing certain resources to assist with the day-to-day
management of the Fund’s business affairs. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.35% of the average daily total managed assets of the Fund. Total managed assets means the total assets of the Fund (including assets attributable to any reverse repurchase agreements, dollar roll transactions or similar transactions, borrowings, and/or preferred shares that may be outstanding) minus accrued liabilities (other than liabilities in respect of reverse repurchase agreements, dollar

Semi-Annual Report	|	March 31, 2024	27

Notes to Financial Statements (Cont.)

roll transactions or similar transactions, and borrowings). For purposes of calculating total managed assets, the liquidation preference of any preferred shares outstanding shall not be considered a liability. DoubleLine Asset Management Company LLC, a wholly owned subsidiary of the Adviser, owned 7,011 shares of the Fund as of the period end. The Adviser has arrangements with DoubleLine Group LP to provide personnel and other resources to the Fund.
4. Purchases and Sales of Securities
For the period ended March 31, 2024, purchases and sales of investments, excluding U.S. Government securities and short term investments, were $125,109,704 and $121,954,980, respectively. There were no transactions in U.S. Government securities (defined as long-term U.S. Treasury bills, notes and bonds) during the period.
5. Share Transactions
For the period ended March 31, 2024 or the year ended September 30, 2023, the Fund did not have any share transactions.
6. Trustees Fees
Trustees who are not affiliated with the Adviser and its affiliates received, as a group, fees of $50,423 from the Fund during the period ended March 31, 2024. These trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Fund, are treated as if invested in shares of the Fund or other funds managed by the Adviser and its affiliates. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees Fees in the Fund’s Statement of Operations are shown as $50,423 which includes $48,604 in current fees (either paid in cash or deferred) and an increase of $1,819 in the value of the deferred amounts. Certain trustees and officers of the Fund are also officers of the Adviser; such trustees and officers are not compensated by the Fund.
7. Bank Loans
The Fund may make loans directly to borrowers and may acquire or invest in loans made by others (“loans”). The Fund may acquire a loan interest directly by acting as a member of the original lending syndicate. Alternatively, the Fund may acquire some or all of the interest of a bank or other lending institution in a loan to a particular borrower by means of a novation, an assignment or a participation. The loans in which the Fund may invest include those that pay fixed rates of interest and those that pay floating rates—
i.e.,
rates that adjust periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the Prime Rate). Base lending rates may be subject to a floor, or a minimum rate. Rates for SOFR are generally 1 or
3-month
tenors and may also be subject to a credit spread adjustment. The Fund may purchase and sell interests in bank loans on a when-issued and delayed delivery basis, with payment delivery scheduled for a future date.
Securities purchased on a delayed delivery basis are marked to market daily and no income accrues to the Fund prior to the date the Fund actually takes delivery of such securities. These transactions are subject to market fluctuations and are subject, among other risks, to the risk that the value at delivery may be more or less than the trade purchase price.
8. Credit Facility
U.S. Bank, National Association (the “Bank”) has made available to the Fund a $225,000,000 revolving unsecured credit facility. Under the terms of the agreement, interest is charged at the rate of one-month
daily SOFR plus 0.10% plus 1.15% (applicable margin), subject to certain conditions that may cause the rate of interest to increase. This rate represents a floating rate of interest that may change over time. The Fund was also responsible for paying a non-usage fee (“commitment fee”) of 0.25% if the exposure is less than 75% of the commitment amount and 0.125% if the exposure is 75% or greater of the commitment amount. The credit facility will terminate by the earlier of February 24, 2025 or the date the committed amount is reduced to $0, but is also subject to earlier termination in accordance with its terms. The Fund pledges its assets as collateral to secure obligations under the credit facility. The Fund retains the risk and rewards of the ownership of assets pledged to secure obligations under the credit facility. The Fund is subject to various restrictive covenants in its credit facility. If the Fund fails to meet or satisfy any of these covenants, the Fund may be in default under the agreements governing the credit facility, and its lenders could elect to accelerate the Fund’s obligation to repurchase certain assets, declare outstanding amounts due and payable, terminate their commitments, require the posting of additional collateral or enforce their rights against existing collateral.

28	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

As of March 31, 2024, the amount of total outstanding borrowings was $190,000,000 which approximates fair value. The borrowings are categorized as Level 2 within the fair value hierarchy.
For the period ended March 31, 2024, the Fund’s activity under the credit facility was as follows:

Maximum Amount Available	Average Borrowings	Maximum Amount Outstanding	Interest Expense	Commitment Fee	Average Interest Rate

$225,000,000	$181,486,339	$190,000,000	$6,073,885	$76,111	6.58%
9. Additional Disclosures about Derivative Instruments
The following disclosures provide information on the Fund’s use of derivatives and certain related risks. The location and fair value amounts of these instruments on the Fund’s Statement of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Fund’s Statement of Operations, each categorized by type of derivative contract, are included in the following tables.
The average volume of derivative activity for the period ended March 31, 2024 is as follows:

Average Market Value

Futures Contracts - Long	$438,296
Futures Contracts
 Futures contracts typically involve a contractual commitment to buy or sell a particular instrument or index unit at a specified price on a future date. Risks associated with the use of futures contracts include the potential for imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Futures contracts are valued based upon their quoted daily settlement prices determined by the relevant exchange. Upon entering into a futures contract, the Fund is required to deposit with its futures broker an amount of cash in accordance with the initial margin requirements of the broker or exchange. Such collateral is recorded in deposit at broker for futures in the Fund’s Statement of Assets and Liabilities. Futures contracts are marked-to-market
daily and an appropriate payment reflecting the change in value (“variation margin”) is made or received by or for the accounts of the Fund. The variation margin is recorded on the Fund’s Statement of Assets and Liabilities. Gains or losses are recognized but not considered realized until the contracts expire or are closed and are recorded in net realized gain (loss) on futures on the Fund’s Statement of Operations. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Fund’s Statement of Assets and Liabilities.
The Fund’s derivative instrument holdings are summarized in the following tables.
The effect of derivative instruments on the Statement of Assets and Liabilities as of March 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments

Statement of Assets and Liabilities Location	Interest Rate Risk
Net Unrealized Appreciation (Depreciation) on:
Futures	$273,665
The effect of derivative instruments on the Statement of Operations for the period ended March 31, 2024 was as follows:

Derivatives not accounted for as hedging instruments

Statement of Operations Location	Interest Rate Risk
Net Realized Gain (Loss) on:
Futures	$(568,870)
Net Change in Unrealized Appreciation (Depreciation) on:
Futures	$1,915,429

Semi-Annual Report	|	March 31, 2024	29

Notes to Financial Statements (Cont.)

10. Principal Risks
Below are summaries of some, but not all, of the principal risks of investing in the Fund, each of which could adversely affect the Fund’s NAV, market price, yield, and total return. The Fund’s prospectus provided additional information regarding these and other risks of investing in the Fund at the time of the initial public offering of the Fund’s shares.

•
Market discount risk:
The price of the Fund’s common shares will fluctuate with market conditions and other factors. Shares of closed-end
management investment companies frequently trade at a discount from their net asset value.

•
Limited term and tender offer risk:
Unless the limited term provision of the Fund’s Declaration of Trust is amended by shareholders in accordance with the Declaration of Trust, or unless the Fund completes a tender offer and converts to perpetual existence, the Fund will terminate on or about February 25, 2032 (the “Dissolution Date”). The Fund is not a so called “target date” or “life cycle” fund whose asset allocation becomes more conservative over time as its target date, often associated with retirement, approaches. Because the assets of the Fund will be liquidated in connection with the dissolution, the Fund will incur transaction costs in connection with dispositions of portfolio securities. The Fund does not limit its investments to securities having a maturity date prior to the Dissolution Date and may be required to sell portfolio securities when it otherwise would not, including at times when market conditions are not favorable, which may cause the Fund to lose money.

•
Leverage risk:
Leverage is a speculative technique that may expose the Fund to greater risk and increased costs. When leverage is used, the NAV and market price of the Common Shares and the investment return to Common Shareholders will likely be more volatile. There can be no assurance that a leveraging strategy will be used by the Fund or that it will be successful.

•	Liquidity risk: the risk that the Fund may be unable to sell a portfolio investment at a desirable time or at the value the Fund has placed on the investment.

•
Portfolio management risk:
the risk that an investment strategy may fail to produce the intended results or that the securities held by the Fund will underperform other comparable funds because of the portfolio managers’ choice of investments.

•
Valuation risk:
the risk that the Fund will not value its investments in a manner that accurately reflects their market values or that the Fund will not be able to sell any investment at a price equal to the valuation ascribed to that investment for purposes of calculating the Fund’s net asset value. The valuation of the Fund’s investments involves subjective judgment and some valuations may involve assumptions, projections, opinions, discount rates, estimated data points and other uncertain or subjective amounts, all of which may prove inaccurate. In addition, the valuation of certain investments held by the Fund may involve the significant use of unobservable and non-market
inputs. Certain securities in which the Fund may invest may be more difficult to value accurately, especially during periods of market disruptions or extreme market volatility.

•
Investment and market risk:
the risk that markets will perform poorly or that the returns from the securities in which the Fund invests will underperform returns from the general securities markets or other types of investments. Markets may, in response to governmental actions or intervention or general market conditions, including real or perceived adverse, political, economic or market conditions, tariffs and trade disruptions, inflation, recession, changes in interest or currency rates, lack of liquidity in the bond markets or adverse investor sentiment, or other external factors, experience periods of high volatility and reduced liquidity. Certain securities may be difficult to value during such periods. The value of securities and other instruments traded in over-the-counter
markets, like other market investments, may move up or down, sometimes rapidly and unpredictably. Further, the value of securities and other instruments held by the Fund may decline in value due to factors affecting securities markets generally or particular industries. Recently, there have been inflationary price movements. As such, fixed income securities markets may experience heightened levels of interest rate volatility and liquidity risk. The U.S. Federal Reserve has raised interest rates from historically low levels and may continue to do so. Any additional interest rate increases in the future could cause the value of the Fund’s holdings to decrease.

•
Credit risk:
the risk that an issuer, counterparty or other obligor to the Fund will fail to pay its obligations to the Fund when they are due, which may reduce the Fund’s income and/or reduce, in whole or in part, the value of the Fund’s investment. Actual or perceived changes in the financial condition of an obligor, changes in economic, social or political conditions that affect a particular type of security, instrument, or obligor, and changes in economic, social or political conditions generally can increase the risk of default by an obligor, which can affect a security’s or other instrument’s credit quality or value and an obligor’s ability to honor its obligations when due. The values of lower-quality debt securities (commonly known as “junk bonds”), including floating rate loans, tend to be particularly sensitive to these changes. The values of securities or instruments also may decline for a number of other reasons that relate directly to the obligor, such as management

30	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

performance, financial leverage, and reduced demand for the obligor’s goods and services, as well as the historical and prospective earnings of the obligor and the value of its assets.

•
Interest rate risk:
Interest rate risk is the risk that debt instruments will change in value because of changes in interest rates. The value of an instrument with a longer duration (whether positive or negative) will be more sensitive to changes in interest rates than a similar instrument with a shorter duration.

•	Debt securities risk: In addition to certain of the other risks described herein such as interest rate risk and credit risk, debt securities generally also are subject to the following risks:

°
Redemption risk:
Debt securities sometimes contain provisions that allow for redemption in the event of tax or security law changes in addition to call features at the option of the issuer. In the event of a redemption, the Fund may not be able to reinvest the proceeds at comparable rates of return.

°
Extension risk:
the risk that if interest rates rise, repayments of principal on certain debt securities, including, but not limited to, floating rate loans and mortgage-related securities, may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result. Securities that are subject to extension risk generally have a greater potential for loss when prevailing interest rates rise, which could cause their values to fall sharply.

°
Spread risk:
Wider credit spreads and decreasing market values typically represent a deterioration of the debt security’s credit soundness and a perceived greater likelihood or risk of default by the issuer.

°
Limited voting rights:
Debt securities typically do not provide any voting rights, except in some cases when interest payments have not been made and the issuer is in default. Even in such cases, such rights may be limited to the terms of the debenture or other agreements.

°
Prepayment/reinvestment risk:
the risk that income may decline when the Fund invests proceeds from investment income, sales of portfolio securities or matured, traded, pre-paid
or called debt obligations, negatively effecting dividend levels and market price, NAV and/or overall return of the common shares.

•
Mortgage-backed securities risks:
include the risks that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of a mortgage- backed security may extend, which may lock in a below-market interest rate, increase the security’s duration, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, or the underlying assets or collateral may be insufficient if the issuer defaults. The values of certain types of mortgage-backed securities, such as inverse floaters and interest-only and principal-only securities, may be extremely sensitive to changes in interest rates and prepayment rates. The Fund may invest in mortgage-backed securities that are subordinate in their right to receive payment of interest and repayment of principal to other classes of the issuer’s securities.

•
Foreign investment risk:
the risk that investments in foreign securities or in issuers with significant exposure to foreign markets, as compared to investments in U.S. securities or in issuers with predominantly domestic market exposure, may be more vulnerable to economic, political, and social instability and subject to less government supervision, less protective custody practices, lack of transparency, inadequate regulatory and accounting standards, delayed or infrequent settlement of transactions, and foreign taxes. If the Fund buys securities denominated in a foreign currency, receives income in foreign currencies or holds foreign currencies from time to time, the value of the Fund’s assets, as measured in U.S. dollars, can be affected unfavorably by changes in exchange rates relative to the U.S. dollar or with respect to other foreign currencies. Foreign markets are also subject to the risk that a foreign government could restrict foreign exchange transactions or otherwise implement unfavorable currency regulations. In addition, foreign securities may be subject to currency exchange rates or regulations, the imposition of economic sanctions, tariffs or other government restrictions, higher transaction and other costs, reduced liquidity, and delays in settlement.

•	Foreign currency risk: the risk that fluctuations in exchange rates may adversely affect the value of the Fund’s investments denominated in foreign currencies.

•
Emerging markets risk:
the risk that investing in emerging markets, as compared to foreign developed markets, increases the likelihood that the Fund will lose money, due to more limited information about the issuer and/or the security; higher brokerage costs; different accounting, auditing and financial reporting standards; less developed legal systems; fewer investor protections; less regulatory oversight; thinner trading markets; the possibility of currency blockages or transfer restrictions; an emerging market country’s dependence on revenue from particular commodities or international aid; and the risk of expropriation, nationalization or other adverse political or economic developments.

Semi-Annual Report	|	March 31, 2024	31

Notes to Financial Statements (Cont.)

•
Collateralized debt obligations (“CDOs”) risk:
the risks of an investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. Normally, collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be illiquid. In addition to the risks associated with debt instruments (e.
g.
, interest rate risk and credit risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline in value or default; (iii) the possibility that the Fund may invest in CDOs that are subordinate to other classes of the issuer’s securities; and (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results.

•
Asset-backed securities investment risk:
Asset-backed securities involve the risk that borrowers may default on the obligations backing them and that the values of and interest earned on such investments will decline as a result. Loans made to lower quality borrowers, including those of sub-prime
quality, involve a higher risk of default.

•
Credit default swaps risk:
Credit default swaps provide exposure to one or more reference obligations but involve greater risks than investing in the reference obligation directly, and expose the Fund to liquidity risk, counterparty risk and credit risk. A buyer of a credit default swap will lose its investment and recover nothing should no event of default occur. When the Fund acts as a seller of a credit default swap, it is exposed to many of the same risks of leverage described herein since if an event of default occurs the seller must pay the buyer the full notional value of the reference obligation(s).

•
U.S. Government securities risk:
the risk that debt securities issued or guaranteed by certain U.S. Government agencies, instrumentalities, and sponsored enterprises are not supported by the full faith and credit of the U.S. Government, and so investments in their securities or obligations issued by them involve greater risk than investments in other types of U.S. Government securities.

•
Sovereign debt obligations risk:
the risk that investments in debt obligations of sovereign governments may lose value due to the government entity’s unwillingness or inability to repay principal and interest when due in accordance with the terms of the debt or otherwise in a timely manner.

•
Loan risk:
the risk that (i) if the Fund holds a loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution; (ii) any collateral securing a loan may be insufficient or unavailable to the Fund because, for example, the value of the collateral securing a loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate, and the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws; (iii) investments in highly leveraged loans or loans of stressed, distressed, or defaulted issuers may be subject to significant credit and liquidity risk; (iv) a bankruptcy or other court proceeding could delay or limit the ability of the Fund to collect the principal and interest payments on that borrower’s loans or adversely affect the Fund’s rights in collateral relating to a loan; (v) there may be limited public information available regarding the loan and the relevant borrower(s); (vi) the use of a particular interest rate benchmark may limit the Fund’s ability to achieve a net return to shareholders that consistently approximates the average published Prime Rate of U.S. banks; (vii) the prices of certain floating rate loans that include a feature that prevents their interest rates from adjusting if market interest rates are below a specified minimum level may appreciate less than other instruments in response to changes in interest rates should interest rates rise but remain below the applicable minimum level; (viii) if a borrower fails to comply with various restrictive covenants that may be found in loan agreements, the borrower may default in payment of the loan; (ix) if the Fund invests in loans that contain fewer or less restrictive constraints on the borrower than certain other types of loans (“covenant lite” loans), it may have fewer rights against the borrowers of such loans, including fewer protections against the possibility of default and fewer remedies in the event of default; (x) the loan is unsecured; (xi) there is a limited secondary market; (xii) transactions in loans may settle on a delayed basis, and the Fund may not receive the proceeds from the sale of a loan for a substantial period of time after the sale, which may result in sale proceeds related to the sale of loans not being available to make additional investments or to meet the Fund’s redemption obligations until potentially a substantial period after the sale of the loans; (xiii) loans may be difficult to value and may be illiquid, which may adversely affect an investment in the Fund. Investments in loans through a purchase of a loan, loan origination or a direct assignment of a financial institution’s interests with respect to a loan may involve additional risks to the Fund. For example, if a loan is foreclosed, the Fund could become owner, in whole or in part, of any collateral, which could include, among other assets, real estate or other real or personal property, and would bear the costs and liabilities associated with owning and holding or disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund as holder of a partial interest in a loan could be held liable as co-lender
for acts of the agent lender.

32	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

•
Below investment grade/high yield securities risk:
Debt instruments rated below investment grade or debt instruments that are unrated and of comparable or lesser quality are predominantly speculative. These instruments, commonly known as “junk bonds,” have a higher degree of default risk and may be less liquid than higher-rated bonds. These instruments may be subject to greater price volatility due to such factors as specific corporate developments, interest rate sensitivity, negative perceptions of high yield investments generally, general economic downturn, and less secondary market liquidity.

•
Defaulted securities risk:
the significant risk of the uncertainty of repayment of defaulted securities (e.g., a security on which a principal or interest payment is not made when due) and obligations of distressed issuers. Because the issuer of such securities is in default and is likely to be in distressed financial condition, repayment of defaulted securities and obligations of distressed issuers (including insolvent issuers or issuers in payment or covenant default, in workout or restructuring or in bankruptcy or insolvency proceedings) is subject to significant uncertainties.

•
Real estate risk:
the risk that real estate-related investments may decline in value as a result of factors affecting the real estate sector, such as the supply of real property in certain markets, changes in zoning laws, delays in completion of construction, changes in real estate values, changes in property taxes, levels of occupancy, and local and regional and general market conditions. Along with the risks common to different types of real estate-related investments, real estate investment trusts (“REITs”), no matter the type, involve additional risk factors, including poor performance by the REIT’s manager, adverse changes to the tax laws, and the possible failure by the REIT to qualify for the favorable tax treatment available to REITs under the Internal Revenue Code, or the exemption from registration under the 1940 Act. REITs are not diversified and are heavily dependent on cash flow earned on the property interests they hold.

•
Derivatives risk:
the risk that an investment in derivatives will not perform as anticipated by the Adviser, may not be available at the time or price desired, cannot be closed out at a favorable time or price, will increase the Fund’s transaction costs, or will increase the Fund’s volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute for or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely or at all with that of the cash investment; that the positions may be improperly executed or constructed; that the Fund’s counterparty will be unable or unwilling to perform its obligations; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Recent changes in regulation relating to the Fund’s use of derivatives and related instruments could potentially limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and/or adversely affect the value of derivatives and the Fund’s performance.

•
Counterparty risk:
the risk that the Fund will be subject to credit risk presented with respect to the counterparties to derivative contracts and other instruments entered into directly by the Fund or held by special purpose or structured vehicles in which the Fund invests; that the Fund’s counterparty will be unable or unwilling to perform its obligations; that the Fund will be unable to enforce contractual remedies if its counterparty defaults; that if a counterparty (or an affiliate of a counterparty) becomes bankrupt, the Fund may experience significant delays in obtaining any recovery or may obtain limited or no recovery in a bankruptcy or other insolvency proceeding. To the extent that the Fund enters into multiple transactions with a single or a small set of counterparties, it will be subject to increased counterparty risk.

•
Unrated securities risk:
Unrated securities may be less liquid than comparable rated securities and involve the risk that the Adviser may not accurately evaluate the security’s comparative credit rating and value. Some or all of the unrated instruments in which the Fund may invest will involve credit risk comparable to or greater than that of rated debt securities of below investment grade quality.

•
Structured products and structured notes risk:
the risk that an investment in a structured product, which includes, among other things, CDOs, mortgage-backed securities, other types of asset-backed securities and certain types of structured notes, may decline in value due to changes in the underlying instruments, indexes, interest rates or other factors on which the product is based (“
reference measure
”). Depending on the reference measure used and the use of multipliers or deflators (if any), changes in interest rates and movement of the reference measure may cause significant price and cash flow fluctuations. In addition to the general risks associated with fixed income securities discussed herein, structured products carry additional risks including, but not limited to: (i) the possibility that distributions from underlying investments will not be adequate to make interest or other payments; (ii) the quality of the underlying investments may decline in value or default; (iii) the possibility that the security may be subordinate to other classes of the issuer’s securities; (iv) the complex structure of the security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results; and (v) because the structured products are generally privately offered and sold, they may be thinly traded or have a limited trading market, which may increase the Fund’s illiquidity and reduce the Fund’s income and the value of the investment, and the Fund may be unable to find qualified buyers for these securities.

Semi-Annual Report	|	March 31, 2024	33

Notes to Financial Statements (Cont.)

•
Issuer risk:
Issuer risk is the risk that the market price of securities may go up or down, sometimes rapidly or unpredictably, including due to factors affecting securities markets generally, particular industries represented in those markets, or the issuer itself.

•
Market disruption and geopolitical risk:
the risk that markets may, in response to governmental actions or intervention, political, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity, which may cause the Fund to sell securities at times when it would otherwise not do so, and potentially at unfavorable prices.

•
Tax risk:
to qualify as a regulated investment company under the Internal Revenue Code, the Fund must meet requirements regarding, among other things, the source of its income. Certain investments do not give rise to qualifying income for this purpose. Any income the Fund derives from investments in instruments that do not generate qualifying income must be limited to a maximum of 10% of the Fund’s annual gross income. If the Fund were to earn non-qualifying
income in excess of 10% of its annual gross income, it could fail to qualify as a regulated investment company for that year. If the Fund were to fail to qualify as a regulated investment company, the Fund would be subject to tax and shareholders of the Fund would be subject to the risk of diminished returns.

•
Operational and Information Security Risks:
 An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in investment losses to the Fund, a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

11. Recently Issued Accounting Pronouncements
In December 2022, the FASB issued an Accounting Standards Update, ASU
2022-06,
Reference Rate Reform (Topic 848)—Deferral of
the Sunset Date of Topic 848
(“ASU
2022-06”).
ASU
2022-06
is an amendment to ASU
2020-04,
which provided optional guidance
to ease the potential accounting burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU
2022-06
extends the effective period through
December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU
2022-06.
12. Common Shares Offering
The Fund has the authority to issue an unlimited number of common shares of beneficial interest, par value $0.00001 per share (“Common Shares”).
On September 29, 2023, the Securities and Exchange Commission declared effective a registration statement relating to an offering of the Common Shares and filed using the “shelf” registration process (the “Shelf Registration”). The Fund has entered into a distribution agreement with Foreside Fund Services, LLC (“Foreside”), who has entered into a sub-placement
agent agreement (the
“Sub-Placement
Agent Agreement”) with UBS Securities LLC (the
“Sub-Placement
Agent”), relating to the Common Shares offered in connection with the Shelf Registration. In accordance with the terms of the
Sub-Placement
Agent Agreement, the Fund may offer Common Shares having a value of up to $250,000,000, par value $0.00001 per share, from time to time through Foreside and the
Sub-Placement
Agent, as its agents for the offer and sale of the Common Shares. As of March 31, 2024, the Fund had not sold any Common Shares pursuant to the Shelf Registration.
Under the 1940 Act, the Fund may not sell any Common Shares at a price below the NAV of such Common Shares, exclusive of any distributing commission or discount. Sales of the Common Shares, if any, may be made in negotiated transactions or transactions that are deemed to be “at the market” as defined in Rule 415 under the Securities Act of 1933, as amended, including sales made directly on the NYSE or sales made to or through a market maker other than on an exchange at prices related to the prevailing market prices or at negotiated prices. Any proceeds from the Fund’s offering of its Common Shares will be invested in accordance with its investment objective and policies as set forth in its Registration Statement.
13. Subsequent Events
In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

34	DoubleLine Yield Opportunities Fund

Evaluation of Advisory Agreement by the Board of Trustees	(Unaudited) March 31, 2024

At a meeting held in February 2024 (the “February Meeting”), the Boards of Trustees (the “Board” or the “Trustees”) of the DoubleLine
open-end
mutual funds (“mutual funds”), exchange-traded funds (“ETFs”), and closed-end
funds (“CEFs”) listed above (collectively, the “Funds”) approved the continuation of the investment advisory and sub-advisory
agreements, as applicable (the “Advisory Agreements”), between DoubleLine and those Funds. That included approval by the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Funds (the “Independent Trustees”) voting separately. When used in this summary, “DoubleLine” or “Management” refers to DoubleLine Capital LP, DoubleLine ETF Adviser LP, and/or to DoubleLine Alternatives LP, as appropriate in the context.
The Trustees’ determination to approve the continuation of each Advisory Agreement was made on the basis of each Trustee’s business judgment after an evaluation of all of the relevant information provided to the Trustees, including information provided for their consideration at their February Meeting and at meetings held in preparation for the February Meeting with management and representatives of ISS Market Intelligence, an independent third-party provider of investment company data (“ISS MI”), and additional information requested by the Independent Trustees. The Independent Trustees also met with Independent Trustee counsel outside the presence of management prior to the February Meeting to consider the materials and information related to the proposed continuation of the Advisory Agreements.
The Trustees also meet regularly with investment advisory, compliance, risk management, operational, and other personnel from DoubleLine and regularly review detailed information, presented both orally and in writing, regarding the services performed by DoubleLine for the benefit of the Funds, DoubleLine’s investment program for each Fund, the performance of each Fund, the fees and expenses of each Fund, and the operations of each Fund. In considering whether to approve the continuation of the Advisory Agreements, the Trustees took into account information presented to them over the course of the past year and not just that which was provided specifically in relation to the proposed renewal of the Advisory Agreements.
This summary describes a number, but not necessarily all, of the most important factors considered by the Board and the Independent Trustees. Individual Trustees may have given different weights to certain factors and assigned various degrees of materiality to information received in connection with the approval process. No single factor was determined to be decisive or controlling. In all their deliberations, the Independent Trustees were advised by independent counsel.
The Trustees considered the nature, extent, and quality of the services, including the expertise and experience of investment personnel, provided and expected to be provided by DoubleLine to each Fund. In this regard, the Trustees considered that DoubleLine provides a full investment program for each Fund, with a strong emphasis on risk management for the Funds. The Board considered, where applicable, the difficulty of managing debt-related portfolios, noting that managing such portfolios requires a portfolio management team to balance a number of factors, which may include, among others, securities of varying maturities and durations, actual and anticipated interest rate changes and market volatility, prepayments, collateral management, counterparty management, pay-downs,
credit events, workouts, and net new issuances. In their evaluation of the services provided by DoubleLine and the Funds’ contractual relationships with DoubleLine, the Trustees considered generally the long-term performance record of the firm’s portfolio management personnel, including, among others, Mr. Jeffrey Gundlach, and the strong historical investor interest in products managed by DoubleLine.
The Trustees reviewed reports prepared by ISS MI (the “ISS MI Reports”) that compared, among other information, each Fund’s net management fee rate and net total expense ratio (Class I shares with respect to the mutual funds) against the net management fee rate and net total expense ratio of a group of peers selected by ISS MI, and each Fund’s performance records (Class I shares with respect to the mutual funds) for the one-year,
three-year (where applicable), five-year (where applicable), and ten-year
(where applicable) periods ended October 31, 2023, against the performance records of those funds in each Fund’s Morningstar category and the performance of the Fund’s benchmark index. In preparation for the February Meeting, the Independent Trustees met with ISS MI representatives in January 2024 to review the comparative information set out in the ISS MI Reports, the methodologies used by ISS MI in compiling those reports and selecting the peer groups used within those reports, and the considerations for evaluating the comparative information presented in those reports. The Independent Trustees also considered the information ISS MI provided regarding the challenges ISS MI encountered in selecting or assembling peer groups for certain of the Funds due to, among other factors, the limited number of possible peer funds with substantially similar principal investment strategies or investment approaches. Where applicable, the Trustees also received information from DoubleLine, including regarding factors to consider in evaluating a Fund’s performance or management fees relative to its peer groups and factors that contributed to the relative underperformance of certain Funds relative to their benchmark indices or the median of their peer groups.
In respect of the mutual funds, the Trustees considered that a number of the mutual funds have achieved strong long-term performance relative to the median of their peers for the five-year and/or ten-year
(where applicable) periods ended October 31, 2023, notwithstanding, in some cases, more recent periods of relative underperformance. Those Funds included DoubleLine Core

Semi-Annual Report	|	March 31, 2024	35

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)

Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Floating Rate Fund, DoubleLine Flexible Income Fund, DoubleLine Infrastructure Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Shiller Enhanced CAPE
®
and DoubleLine Shiller Enhanced International CAPE
®
. The Trustees also considered that a number of the mutual funds had achieved strong relative performance more recently, such as over the one-year
and/or three-year periods ended October 31, 2023, notwithstanding other periods of short-term or longer-term unfavorable relative performance. Those mutual funds included DoubleLine Long Duration Total Return Bond Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Total Return Bond Fund, DoubleLine Income Fund and DoubleLine Selective Credit Fund. In each instance where a Fund exhibited relative underperformance over the one-year,
three-year (as applicable), five-year (as applicable), or
ten-year
(as applicable) periods, the Trustees considered DoubleLine’s explanations for the periods of relative underperformance, including, in the cases of DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund and DoubleLine Multi-Asset Trend Fund, differences in the Funds’ investment approach relative to their peer groups generally, as well as specifically in the case of DoubleLine Multi-Asset Trend Fund, that the Fund did not yet have three years of investment operations.
The Trustees considered the portion of the ISS MI Reports covering the Funds’ net management fees (where applicable) and net total expenses relative to their expense peer groups. The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a low cost provider, nor does it have a policy to set its advisory fees below the median of a Fund’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees also considered the relative net management fees and net total expenses of each of the mutual funds. They noted that all but five of the mutual funds had net management fees either below the median of their peer group or within five basis points of the median of their peer group. They noted that among those five mutual funds several, including DoubleLine Total Return Bond Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Flexible Income Fund and DoubleLine Strategic Commodity Fund, had net total expense ratios either below or within five basis points of the median of their peer groups. In the case of DoubleLine Infrastructure Income Fund, the Trustees noted the very limited number of other mutual funds that invest principally in infrastructure-related debt as well as the information provided by ISS MI regarding challenges it encountered in constructing a peer group of funds with similar principal investment strategies. In all cases, the Trustees considered each Fund’s net management fees in light of that Fund’s historical performance net of expenses, that none of the mutual funds had the highest net management fee in its peer group, and that DoubleLine’s stated pricing philosophy for its advisory services did not include seeking to be a low-cost
service provider. In light of all of the above and the other factors considered, The Trustees determined that neither the net management fees nor the net total expense ratios of any of the mutual funds appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the Funds’ Advisory Agreements.
In respect of the ETFs, the Trustees considered information in the ISS MI Reports regarding the ETFs’ performance records and net total expenses. The Trustees noted that DoubleLine Opportunistic Bond ETF and DoubleLine Shiller CAPE US Equities ETF commenced investment operations on March 31, 2022 and that DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF commenced investment operations on March 31, 2023. The Trustees noted that it was important to provide each Fund’s portfolio management team sufficient time to establish a more significant performance history. However, the Trustees considered that performance since inception for each ETF was within Management’s expectations and the Trustees considered Management’s explanation of any relative underperformance, including in respect of DoubleLine Opportunistic Bond ETF. In respect of DoubleLine Shiller CAPE Equities ETF, the Trustees noted that its performance was in line with, though below, its benchmark index. The Trustees noted also that its performance was shown relative to two peer groups and that the ETF compared more favorably against the peer group that was constructed using ISS MI’s more traditional approach. They noted that that ETF’s performance compared less favorably against the peer group that was constructed with just other active, non-transparent
ETFs (the “ANT Group”). They noted that the ANT Group was comprised of ETFs with a broader spectrum of principal investment strategies and, consequently, with more dispersed performance records and they considered that in evaluating the ETF’s relative performance to date. On the basis of all of these factors, the Trustees determined that the performance records of the ETFs supported the continuance of the Advisory Agreement for each of the ETFs.
The Trustees considered the expenses of the ETFs. The Trustees noted that under the ETFs’ unitary fee structure, DoubleLine, in addition to providing investment management services, arranges for transfer agency, custody, fund administration and accounting, and other non-distribution
related services necessary for the Funds to operate. The Trustees further noted that under the unitary fee structure, DoubleLine pays substantially all of the operating expenses of the Funds, except for, among other things, the management fees, taxes and transaction costs, distribution fees or expenses, and any extraordinary expenses (such as litigation). The Trustees considered DoubleLine’s pricing policy for its advisory fees and that DoubleLine does not seek to be a lowest cost

36	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

provider, nor does it have a policy to set its advisory fees below the median of an ETF’s peers, but rather seeks to set fees at a competitive level that reflects DoubleLine’s demonstrated significant expertise and experience in the investment strategies that if offers.
The Trustees noted that DoubleLine Shiller CAPE US Equities ETF and DoubleLine Opportunistic Bond ETF each had a net total expense ratio at or below the median of its peer group, though with DoubleLine Shiller CAPE US Equities ETF comparing less favorably again to the median of the ANT Group. In considering the net total expense ratios of DoubleLine Commercial Real Estate ETF and DoubleLine Mortgage ETF, the Trustees noted that while each Fund had a net total expense ratio that was above the median of its peer group, in each case, there were several peer funds with significantly higher net total expense ratios and that the ETFs’ net total expense ratios were within four or seven basis points of the median. The Trustees determined that none of the net total expense ratios of any of the ETFs appeared, on the basis of all of the information available to them, unreasonable or such as to call into question the continuation of the ETFs’ Advisory Agreements.
In respect of the CEFs, the Trustees considered the information in the ISS MI Reports regarding the Funds’ performance records and net management fees and net total expenses, based on each Fund’s net assets (excluding the principal amount of borrowings) and, separately, on each Fund’s total managed assets (including the principal amount of borrowings).
As to DoubleLine Income Solutions Fund (“DSL”), the Trustees noted that the Fund’s net management fees were in the third quartile of its peer group on both a net assets and total managed assets basis, though the Fund’s net total expenses (excluding investment related expenses) was either at or below the median of its expense peer group on those bases. The Trustees considered DoubleLine’s explanations for the Fund’s longer term relative underperformance with the Fund falling in the fourth quartile of its peers for the three-year, five-year and ten-year
periods ended October 31, 2023 and noted the Fund’s stronger more recent performance, with the Fund performing in the second quartile of its peer group for the one-year
period ended October 31, 2023, and the Fund outperforming its benchmark for the one-
and three-year and
ten-year
periods ended October 31, 2023.
As to DoubleLine Opportunistic Credit Fund (“DBL”), the Trustees noted that DBL’s net management fees were in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees also noted that DBL’s net total expense ratio was shown in the ISS MI Report to be in the third quartile of the Fund’s expense group on a net assets basis and in the fourth quartile of the expense group on a total managed assets basis. The Trustees considered that the Fund’s relative performance had improved recently, with the Fund performing in the second quartile of its peer group for the one-year
period ended October 31, 2023, though the Fund had performed in the third quartile for the ten-year
period ended October 31, 2023 and in the fourth quartile for the three- and five-year periods ended October 31, 2023. In considering the Fund’s performance, the Trustees noted also that the Fund had outperformed its benchmark index for the one-,
three-, five- and
ten-year
periods shown in the ISS MI Report.
As to DoubleLine Yield Opportunities Fund (“DLY”), the Trustees considered that the Fund’s relative performance improved for the one-year
period ended October 31, 2023, with the Fund performing in the first quartile of its peer group. They noted that the Fund performed in the fourth quartile for the three-year period ended October 31, 2023, though it had outperformed its benchmark index over one-
and three-year periods ended October 31, 2023. In considering the fees and expenses of the Fund, the Trustees took into account DoubleLine’s statement that the Fund’s terms at its initial offering differed from many closed-end
funds that came to market before it in that DoubleLine, as the Fund’s sponsor, bore all of the Fund’s initial organizational and offering expenses and that the Fund has a limited life, and that funds offered pursuant to such arrangements tend to pay higher advisory fees than funds whose sponsors do not bear those organizational and offering expenses and the related risks. The Trustees considered that ISS MI had developed an expense group comprising Funds with similar fee and expense arrangements, as ISS MI reported that it had done for a number of other fund families. The Trustees noted that the Fund’s net management fees and net total expenses, though above the medians of its peers on a total managed assets basis, was in the second quartile and slightly below the median of its peer group on a net assets basis.
The Trustees noted that each of DSL, DBL, and DLY had employed leverage during some or all of the periods shown in the ISS MI Reports, and considered information from DoubleLine that they receive quarterly regarding the estimated spread earned in respect of that leverage, after taking into account expenses related to the leverage, including incremental management fees.
For all of the Funds, Trustees considered that DoubleLine provides a variety of other services to the Funds in addition to investment advisory services, including, among others, a number of back-office services, valuation services, derivatives risk management services, compliance services, liquidity monitoring services, certain forms of information technology services (such as internal reporting), assistance with accounting and distribution services, and supervision and monitoring of the Funds’ other service providers. The Trustees considered DoubleLine’s ongoing efforts to keep the Trustees informed about matters relevant to the

Semi-Annual Report	|	March 31, 2024	37

Evaluation of Advisory Agreement by the Board of Trustees (Cont.)

Funds and their shareholders. The Trustees also considered the nature and structure of the Funds’ compliance program, including the policies and procedures of the Funds and their various service providers (including DoubleLine). The Trustees considered the quality of those non-investment
advisory services and determined that their quality appeared to support the continuation of the Funds’ arrangements with DoubleLine.
The Trustees considered information provided by DoubleLine relating to its historical and continuing commitment to hire the necessary personnel and to invest in technology enhancements to support DoubleLine’s ability to provide services to the Funds. The Trustees concluded that it appeared that DoubleLine continued to have sufficient quality and depth of personnel, resources, and investment methods to continue to provide services of the same nature and quality as DoubleLine has historically provided to the Funds.
The Trustees considered materials relating to the fees charged by DoubleLine to non-Fund
clients for which DoubleLine employs investment strategies substantially similar to one or more Funds’ investment strategies, including institutional separate accounts advised by DoubleLine and mutual funds for which DoubleLine serves as subadviser. The Trustees noted the information DoubleLine provided regarding certain institutional separate accounts advised by it and funds subadvised by it that are subject to fee schedules that differ from, and are in most cases lower than, the rates paid by a Fund with substantially similar investment strategies. The Trustees noted DoubleLine’s representations that administrative, compliance, operational, legal, and other burdens of providing investment advice to registered investment companies (mutual funds, ETFs and closed-end
funds) exceed in many respects those required to provide advisory services to non-registered
investment company clients, such as institutional accounts for retirement or pension plans, which may have differing contractual requirements. The Trustees noted DoubleLine’s representations that DoubleLine also bears substantially greater legal and other responsibilities and risks in managing and sponsoring registered investment companies than in managing private accounts or in sub-advising
funds, including registered investment companies, sponsored by others, and that the services and resources required of DoubleLine when it sub-advises
registered investment companies by others generally are less extensive than those required of DoubleLine to serve the Funds, because, where DoubleLine serves as a sub-adviser,
many of the sponsorship, operational, and compliance responsibilities related to the advisory function are retained by the primary adviser. In respect of the ETFs, the Trustees also noted the substantial financial risks assumed by DoubleLine in respect of each ETF’s unitary fee and that DoubleLine would generally bear, with limited exceptions, any increase in each ETF’s ordinary operating expenses.
The Trustees reviewed information as to general estimates of DoubleLine’s profitability with respect to each Fund, taking into account, among other things, information about both the direct and the indirect benefits to DoubleLine from managing the Funds. The Trustees considered information provided by DoubleLine as to the methods it uses, and the assumptions it makes, in calculating its profitability. The Trustees considered representations from DoubleLine that its compensation program, which is comprised of several components, including base salary, discretionary bonus and potential equity participation in DoubleLine, enables DoubleLine to attract, retain, and motivate highly qualified and experienced employees. The Trustees noted that DoubleLine experienced significant profitability in respect of certain of the Funds, but noted that in those cases it would be appropriate to consider that profitability in light of various other considerations such as the nature, extent, and quality of the services provided by DoubleLine, the relative long-term performance of the relevant Funds, the consistency of the Funds’ investment operations over time, and the competitiveness of the management fees and total operating expenses of the Funds. The Trustees separately considered in this respect information provided by DoubleLine regarding its reinvestment in its business to accommodate changing regulatory requirements and to maintain its ability to provide high-quality services to the Funds.
In their evaluation of economies of scale, the Trustees considered, among other things, the pricing of the Funds and DoubleLine’s reported profitability, and that a number of the mutual funds had achieved significant size. They noted also that none of the Funds have breakpoints in their advisory fee schedules, though the Trustees considered management’s view that the fee schedules for the Funds remained consistent with DoubleLine’s original pricing philosophy of proposing an initial management fee rate that generally, when taking into account expense limitations (where applicable), reflects reasonably foreseeable economies of scale. In this regard, the Trustees noted also that the information provided by ISS MI supported the view that the net management fees of the largest mutual funds remained competitively priced. The Trustees separately noted that DoubleLine had agreed to continue in place the expense limitation arrangements (where applicable) for a number of the mutual funds at current levels for an additional one-year
period, with the prospect of recouping any waived fees or reimbursed expenses at a later date. In evaluating economies of scale more generally, the Trustees also noted ongoing changes to the regulatory environment, which required DoubleLine to re-invest
in its business and infrastructure. Based on these factors and others, the Trustees concluded that it was not necessary at the present time to implement breakpoints for any of the Funds, although they would continue to consider the question periodically in the future.

38	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

With regard to DSL, DBL, and DLY, the Trustees noted that these Funds have not increased in assets significantly from their initial offerings due principally to their status as closed-end
investment companies and that there were therefore no substantial increases in economies of scale realized with respect to these Funds since their inception. The Trustees noted DoubleLine’s view that the levels of its profitability in respect of DSL, DBL, and DLY are appropriate in light of the investment it has made in these Funds, the quality of the investment management and other teams provided by it, and its continued investments in its own business.
With regard to the ETFs, the Trustees noted that the ETFs have only recently begun operations and that none of the ETFs has achieved significant scale or scale that exceeded expectations for the ETFs at the time of their launch. The Trustees noted also the significant investment DoubleLine has made in the launch of the ETFs and that it has not yet achieved sustained significant profitability in respect of any of the ETFs.
On the basis of these considerations as well as others and in the exercise of their business judgment, the Trustees determined that they were satisfied with the nature, extent, and quality of the services provided to each Fund under its Advisory Agreement(s); that it appeared that the management fees paid by each Fund to DoubleLine were generally within the range of management fees paid by its peer funds, and generally reasonable in light of the services provided, the quality of the portfolio management teams, and each Fund’s performance to date; that the historical performance records of the Funds, and the factors cited by Management in respect of the underperforming Funds, were consistent with the continuance of the Advisory Agreement(s) for each of the Funds; that the fees paid by each Fund did not appear inappropriate in light of the fee schedules charged to DoubleLine’s other clients with substantially similar investment strategies (where applicable) in light of the differences in the services provided and the risks borne by DoubleLine; that the profitability of each Fund to DoubleLine did not appear excessive or such as to preclude continuation of the Fund’s Advisory Agreement(s); that absence of breakpoints in any Fund’s management fee did not render that Fund’s fee unreasonable or inappropriate under the circumstances, although the Trustees would continue to consider the topic over time; and that it would be appropriate to approve each Advisory Agreement for an additional one-year
period.

Semi-Annual Report	|	March 31, 2024	39

Changes to Board of Trustees	(Unaudited) March 31, 2024

Effective December 18, 2023, the Board of Trustees elected Yury Friedman to the Board of Trustees, and Mr. Friedman was classified as a Class I Trustee following the 2024 annual meeting of shareholders.
Effective January 1, 2024, Raymond Woolson resigned as a Trustee of the Fund.
Effective May 14, 2024, the Board of Trustees elected William Odell to serve as a Class II Trustee.
Portfolio Managers
The portfolio managers for the Fund are Jeffrey E. Gundlach (since the Fund’s inception) and Jeffrey J. Sherman (since the Fund’s inception). Since the Fund’s last annual report to shareholders, there have been no changes in the persons who are primarily responsible for the day-to-day
management of the Fund’s portfolio.
Information About Proxy Voting
Information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve month period ended June 30th is available no later than the following August 31st without charge, upon request, by calling
877-DLine11
(877-354-6311)
or email fundinfo@doubleline.com and on the SEC’s website at www.sec.gov.
A description of the Fund’s proxy voting policies and procedures is available (i) without charge, upon request, by calling
877-DLine11
(877-354-6311)
or email fundinfo@doubleline.com; and (ii) on the SEC’s website at www.sec.gov.
Information About Portfolio Holdings
The Fund intends to disclose its portfolio holdings on a quarterly basis by posting the holdings on the Fund’s website. The disclosure will be made by posting the Annual, Semi-Annual and Part F of Form
N-PORT
filings on the Fund’s website.
The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form
N-PORT.
When available, the Fund’s Part F of Form
N-PORT
is available on the SEC’s website at www.sec.gov.
Householding—Important Notice Regarding Delivery of Shareholder Documents
In an effort to conserve resources, the Fund intends to reduce the number of duplicate Annual and Semi-Annual Reports you receive by sending only one copy of each to addresses where we reasonably believe two or more accounts are from the same family. If you would like to discontinue householding of your accounts, please call toll-free
877-DLine11
(877-354-6311)
to request individual copies of these documents. We will begin sending individual copies thirty days after receiving your request to stop householding.
Fund Certification
The Fund is listed for trading on the NYSE and has filed with the NYSE its annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund filed with the SEC the certification of its chief executive officer and principal financial officer required by section 302 of the Sarbanes-Oxley Act.
Proxy Results
The Annual Meeting of Shareholders was held on February 22, 2024 for shareholders of record as of the close of business of December 22, 2023 to re-elect Ronald R. Redell, a Class I trustee nominee, and to elect Yury Friedman, a Class I trustee nominee. Mr. Redell was elected with 15,680,432 affirmative votes and 20,832,687 votes withheld, and Mr. Friedman was elected with 35,782,389 affirmative votes and 730,730 votes withheld. Trustees whose terms of office continued after the Annual Meeting of Shareholders because they were not up for re-election are John C. Salter and Joseph J. Ciprari.

40	DoubleLine Yield Opportunities Fund

Dividend Reinvestment Plan	(Unaudited) March 31, 2024

Unless the registered owner of Common Shares elects to receive cash by contacting U.S. Bancorp Fund Services, LLC (the “Plan Administrator”), all dividends, capital gains and returns of capital, if any, declared on Common Shares will be automatically reinvested by the Plan Administrator for shareholders in the Fund’s Automatic Dividend Reinvestment Plan (the “Plan”), in additional Common Shares. Common Shareholders who elect not to participate in the Plan will receive all dividends and other distributions payable in cash directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Administrator as dividend disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by providing notice in writing to the Plan Administrator at least 5 days prior to the dividend/distribution record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.
Whenever the Fund declares an income dividend, a capital gain distribution or other distribution (collectively referred to as “dividends”) payable either in shares or cash, non-participants
in the Plan will receive cash and participants in the Plan will receive a number of Common Shares, determined in accordance with the following provisions. The Common Shares will be acquired by the Plan Administrator for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open- Market Purchases”) on the New York Stock Exchange or elsewhere. If, on the payment date for any Dividend, the market price per Common Share plus estimated brokerage trading fees is equal to or greater than the NAV per Common Share (such condition is referred to here as “market premium”), the Plan Administrator shall receive Newly Issued Common Shares, including fractions of shares from the Fund for each Plan participant’s account. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the NAV per Common Share on the date of issuance; provided that, if the NAV per Common Share is less than or equal to 95% of the current market value on the date of issuance, the dollar amount of the Dividend will be divided by 95% of the market price per Common Share on the date of issuance for purposes of determining the number of shares issuable under the Plan. If, on the payment date for any Dividend, the NAV per Common Share is greater than the market value plus estimated brokerage trading fees (such condition being referred to here as a “market discount”), the Plan Administrator will seek to invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases.
In the event of a market discount on the payment date for any Dividend, the Plan Administrator will have until the last business day before the next date on which the Common Shares trade on an
“ex-dividend”
basis or in no event more than 30 days after the record date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases. It is contemplated that the Fund will pay monthly Dividends. If, before the Plan Administrator has completed its Open-Market Purchases, the market price per Common Share exceeds the NAV per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the NAV of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. If the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open- Market Purchases and may instead receive the Newly Issued Common Shares from the Fund for each participant’s account, in respect of the uninvested portion of the Dividend, at the NAV per Common Share at the close of business on the Last Purchase Date provided that, if the NAV is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the date of issuance for purposes of determining the number of shares issuable under the Plan.
The Plan Administrator maintains all registered shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Administrator in non-certificated
form in the name of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.
In the case of Common Shares owned by a beneficial owner but registered with the Plan Administrator in the name of a nominee, such as a bank, a broker or other financial intermediary (each, a “Nominee”), the Plan Administrator will administer the Plan on the basis of the number of Common Shares certified from time to time by the Nominee as participating in the Plan. The Plan Administrator will not take instructions or elections from a beneficial owner whose Common Shares are registered with the Plan Administrator in the name of a Nominee. If a beneficial owner’s Common Shares are held through a Nominee and are not registered with the Plan Administrator as participating in the Plan, neither the beneficial owner nor the Nominee will be participants in or have distributions reinvested under the Plan with respect to those Common Shares. If a beneficial owner of Common Shares held in the name of a Nominee wishes to participate in the Plan, and the Shareholder’s Nominee is unable or

Semi-Annual Report	|	March 31, 2024	41

Dividend Reinvestment Plan (Cont.)

unwilling to become a registered shareholder and a Plan participant with respect to those Common Shares on the beneficial owner’s behalf, the beneficial owner may request that the Nominee arrange to have all or a portion of his or her Common Shares registered with the Plan Administrator in the beneficial owner’s name so that the beneficial owner may be enrolled as a participant in the Plan with respect to those Common Shares. Please contact your Nominee for details or for other possible alternatives. Participants whose shares are registered with the Plan Administrator in the name of one Nominee may not be able to transfer the shares to another firm or Nominee and continue to participate in the Plan.
There will be no brokerage charges with respect to Common Shares issued directly by the Fund as a result of dividends payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage trading fees incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a sale of Common Shares through the Plan Administrator are subject to brokerage commissions.
The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.
All correspondence, questions, or requests for additional information concerning the Plan should be directed to the Plan Administrator by calling toll-free
877-DLine11
(877-354-6311)
or by writing to U.S. Bancorp Fund Services, LLC at P.O. Box 701, Milwaukee, WI 53201. Be sure to include your name, address, daytime phone number, Social Security or tax I.D. number and a reference to DoubleLine Yield Opportunities Fund on all correspondence.
The Plan Administrator accepts instructions only from the registered owners of accounts. If you purchased or hold your Fund shares through an intermediary, in most cases your intermediary’s nominee will be the registered owner with the Fund. Accordingly, questions regarding your participation in the Plan or the terms of any reinvestments should be directed to your intermediary in the first instance.

42	DoubleLine Yield Opportunities Fund

DoubleLine Privacy Policy Notice	(Unaudited) March 31, 2024

What Does DoubleLine Do With Your Personal Information?
This notice provides information about how DoubleLine (“we,” “our” and “us”) collects, discloses, and protects your personal information, and how you might choose to limit our ability to disclose certain information about you. Please read this notice carefully.
Why We Need Your Personal Information
All financial companies need to disclose customers’ personal information to run their everyday businesses, to appropriately tailor the services offered (where applicable), and to comply with our regulatory obligations. Accordingly, information, confidential and proprietary, plays an important role in the success of our business. However, we recognize that you have entrusted us with your personal and financial data, and we recognize our obligation to keep this information secure. Maintaining your privacy is important to us, and we hold ourselves to a high standard in its safekeeping and use. Most importantly, DoubleLine does not sell its customers’
non-public
personal information to any third parties. DoubleLine uses its customers’
non-public
personal information primarily to complete financial transactions that its customers request (where applicable), to make its customers aware of other financial products and services offered by a DoubleLine affiliated company, and to satisfy obligations we owe to regulatory bodies.
Information We May Collect
We may collect various types of personal data about you, including:

•
Your personal identification information, which may include your name and passport information, your IP address, politically exposed person (“PEP”) status, and such other information as may be necessary for us to provide our services to you and to complete our customer due diligence process and discharge anti-money laundering obligations;

•	Your contact information, which may include postal address and e-mail address and your home and mobile telephone numbers;
•	Your family relationships, which may include your marital status, the identity of your spouse and the number of children that you have;
•
Your professional and employment information, which may include your level of education and professional qualifications, your employment, employer’s name and details of directorships and other offices which you may hold; and

•
Financial information, risk tolerance, sources of wealth and your assets, which may include details of shareholdings and beneficial interests in financial instruments, your bank details and your credit history.

Where We Obtain Your Personal Information

•	Information we receive about you on applications or other forms;
•	Information you may give us orally;
•	Information about your transactions with us or others;
•	Information you submit to us in correspondence, including emails or other electronic communications; and
•	Information about any bank account you use for transfers between your bank account and any DoubleLine investment account, including information provided when effecting wire transfers.
Information Collected From Websites
Websites maintained by DoubleLine or its service providers may use a variety of technologies to collect information that help DoubleLine and its service providers understand how the website is used. Information collected from your web browser (including small files stored on your device that are commonly referred to as “cookies”) allow the websites to recognize your web browser and help to personalize and improve your user experience and enhance navigation of the website. You can change your cookie preferences by changing the setting on your web browser to delete or reject cookies. If you delete or reject cookies, some website pages may not function properly. Our websites may contain links that are maintained or controlled by third parties with privacy policies that may differ, in some cases significantly, from the privacy policies described in this notice. Please read the privacy policies of such third parties and understand that accessing their websites is at your own risk. Please contact your DoubleLine representative if you would like to receive more information about the privacy policies of third parties.
We also use web analytics services, which currently include but are not limited to Google Analytics and Adobe Analytics. Such web analytics services use cookies and similar technologies to evaluate visitor’s use of the domain, compile statistical reports on domain activity, and provide other services related to our websites. For more information about Google Analytics, or to opt out of Google Analytics, please go to https://tools.google.com/dlpage/gaoptout. For more information about Adobe Analytics, or to opt out of Adobe Analytics, please go to:
http://www.adobe.com/privacy/opt-out.html.

Semi-Annual Report	|	March 31, 2024	43

DoubleLine Privacy Policy Notice (Cont.)

How And Why We May Disclose Your Information
DoubleLine does not disclose any
non-public
personal information about our customers or former customers without the customer’s authorization, except that we may disclose the information listed above, as follows:

•
It may be necessary for DoubleLine to provide information to nonaffiliated third parties in connection with our performance of the services we have agreed to provide to you. For example, it might be necessary to do so in order to process transactions and maintain accounts.

•
DoubleLine will release any of the
non-public
information listed above about a customer if directed to do so by that customer or if DoubleLine is required or authorized by law to do so, such as for the purpose of compliance with regulatory requirements or in the case of a court order, legal investigation, or other properly executed governmental request.

•
In order to alert a customer to other financial products and services offered by an affiliate, DoubleLine may disclose information to an affiliate, including companies using the DoubleLine name. Such products and services may include, for example, other investment products offered by a DoubleLine company. If you prefer that we not disclose non-public
personal information about you to our affiliates for this purpose, you may direct us not to make such disclosures (other than disclosures permitted by law) by contacting us at Privacy@DoubleLine.com or at 1 (800) 285- 1545. If you limit this sharing and you have a joint account, your decision will be applied to all owners of the account.

We will limit access to your personal account information to those agents and vendors who need to know that information to provide products and services to you. We do not share your information to nonaffiliated third parties for marketing purposes. We maintain physical, electronic, and procedural safeguards to guard your non-public
personal information.
Notice Related To The California Consumer Privacy Act (CCPA) And To “Natural Persons” Residing In The State Of California
DoubleLine collects and uses information that identifies, describes, references, links or relates to, or is associated with, a particular consumer or device (“
Personal Information
”). Personal Information we collect from our customers and consumers is covered under the Gramm-Leach-Bliley Act (“GLBA”) and is therefore excluded from the scope of the California Consumer Privacy Act, as amended by the California Privacy Rights Act (together, “CCPA”).
However, for California residents who are not DoubleLine customers or consumers, as those terms are defined by GLBA, the personal information we collect about you is subject to the CCPA. As such, you have privacy rights with respect to your personal information. Please review the following applicable California privacy notice that is available at https://www.doubleline.com, or by contacting us at Privacy@DoubleLine.com or at 1 (800)
285-1545.
CA Privacy Notice for Website Visitors, Media Subscribers and Business Representatives
CA Privacy Notice for Employees
Notice To “Natural Persons” Residing In The European Economic Area (The “EEA”)
If you reside in the EEA, we may transfer your personal information outside the EEA, and will ensure that it is protected and transferred in a manner consistent with legal requirements applicable to the information. This can be done in a number of different ways, for instance:

•	the country to which we send the personal information may have been assessed by the European Commission as providing an “adequate” level of protection for personal data; or
•	the recipient may have signed a contract based on standard contractual clauses approved by the European Commission.
In other circumstances, the law may permit us to otherwise transfer your personal information outside the EEA. In all cases, however, any transfer of your personal information will be compliant with applicable data protection law.
Notice To Investors In Cayman Islands Investment Funds
If you are a natural person, please review this notice as it applies to you directly. If you are a legal representative of a corporate or entity investor that provides us with any personal information about individuals (i.e., natural persons), you agree to furnish a copy of this notice to each such individual or otherwise advise them of its content.
Any international transfer of personal information will be compliant with the requirements of the Data Protection Act, 2017 of the Cayman Islands.
Privacy For Children
DoubleLine is concerned about the privacy of children. Our website and our services are not targeted at individuals under 18 years of age, and we do not knowingly collect any personal information from an individual under 18. If we learn that a child under the age of 13 (or such higher age as required by applicable law) has submitted personally identifiable information online without

44	DoubleLine Yield Opportunities Fund

(Unaudited) March 31, 2024

parental consent, we will take all reasonable measures to delete such information from its databases and to not use such information for any purpose (except where necessary to protect the safety of the child or others as required or allowed by law). If you become aware of any personally identifiable information, we have collected from children under 13 (or such higher age as required by applicable law), please contact us at Privacy@DoubleLine.com or at 1 (800)
285-1545.
We do not sell or share any personal information and have no actual knowledge about selling or sharing personal information of individuals under the age of 16.
Retention Of Personal Information And Security
Your personal information will be retained for as long as required:

•	for the purposes for which the personal information was collected;
•	in order to establish or defend legal rights or obligations or to satisfy any reporting or accounting obligations; and/or
•	as required by data protection laws and any other applicable laws or regulatory requirements, including, but not limited to, U.S. laws and regulations applicable to our business.
We will undertake commercially reasonable efforts to protect the personal information that we hold with appropriate security measures.
Access To And Control Of Your Personal Information
Depending on your country of domicile or applicable law, you may have the following rights in respect of the personal information about you that we process:

•	the right to access and port personal information;
•	the right to rectify personal information;
•	the right to restrict the use of personal information;
•	the right to request that personal information is erased; and
•	the right to object to processing of personal information.
Although you have the right to request that your personal information be deleted at any time, applicable laws or regulatory requirements may prohibit us from doing so. In addition, if you invest in a DoubleLine fund through a financial intermediary, DoubleLine may not have access to personal information about you.
If you wish to exercise any of the rights set out above, please contact us at Privacy@DoubleLine.com or at 1 (800) 285-1545.
Changes To DoubleLine’s Privacy Policy
DoubleLine reserves the right to modify its privacy policy at any time, but in the event that there is a change that affects the content of this notice materially, DoubleLine will promptly inform its customers of such changes in accordance with applicable law.

Semi-Annual Report	|	March 31, 2024	45

Investment Adviser:
DoubleLine Capital LP
2002 North Tampa Street
Suite 200
Tampa, FL 33602
Administrator and Transfer Agent:
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201
Custodian:
U.S. Bank, N.A.
1555 North River Center Drive
Suite 302
Milwaukee, WI 53212
Independent Registered Public Accounting Firm:
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626
Legal Counsel:
Ropes & Gray LLP
1211 Avenue of the Americas
New York, NY 10036
Contact Information:
doubleline.com
fundinfo@doubleline.com
(877) DLine11 or (877) 354-6311
DL-SEMI-DLY

DoubleLine
||
2002 North Tampa Street, Suite 200
||
Tampa, FL 33602
||
(813) 791-7333
fundinfo@doubleline.com
||
www.doubleline.com

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the Registrant or any “affiliated purchaser,” as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the Registrant’s equity securities that are registered by the Registrant pursuant to Section 12 of the Exchange Act made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

1

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons. Not applicable.

(4) Change in the Registrant’s independent public accountant. There was no change in the Registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) DoubleLine Yield Opportunities Fund

By (Signature and Title)	/s/ Ronald Redell
Ronald R. Redell, President and Chief Executive Officer

Date	06/04/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Ronald Redell
Ronald R. Redell, President and Chief Executive Officer

Date	06/04/24

By (Signature and Title)	/s/ Henry V. Chase
Henry V. Chase, Treasurer and Principal Financial and Accounting Officer

Date	06/04/24

3